                                    Registration Nos. 33-35788
                                                      811-06136


            As filed with the Securities and Exchange Commission on
                                October 26, 2000
         --------------------------------------------------------------


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                            -----------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                                  / x /

  Pre-Effective Amendment No.  _____                        /   /


  Post-Effective Amendment No.  20                          / x /
                               -----
                                    and/or
REGISTRATION UNDER THE
INVESTMENT COMPANY ACT OF 1940                              / x /



  Amendment No.  21                                         / x /
                -----
                       (Check appropriate box or boxes)




                       --------------------------------

                             HOMESTEAD FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)
                  4301 Wilson Boulevard, Arlington, VA  22203
                    (Address of Principal Executive Office)

              Registrant's Telephone Number, including Area Code:
                                (703) 907-6026
                                --------------

                          William P. McKeithan, Esq.
                             Homestead Funds ,Inc.
                  4301 Wilson Boulevard, Arlington, VA  22203
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Michael Berenson, Esq.
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                      1025 Thomas Jefferson Street, N.W.
                            Washington, D.C.  20007

Approximate Date of Proposed Public Offering.


It is proposed that this filing will become effective:
      immediately upon filing
----- pursuant to paragraph (b)      -----   pursuant to
                                             paragraph (b)


       60 days after filing          _____ on ______ pursuant to
-----  pursuant to paragraph (a)(1)          paragraph (a)(1)


  X    75 days after filing                on ______ pursuant to
-----  pursuant to paragraph (a)(2)  -----   paragraph (a)(2) of
                                             rule 485


If appropriate, check the following box:
       This post-effective amendment designates a new
----- effective date for a previously filed post-effective amendment.

HOMESTEAD FUNDS

PROSPECTUS


JANUARY 10, 2001


[PHOTO]

DAILY INCOME FUND

SHORT-TERM GOVERNMENT
SECURITIES FUND

SHORT-TERM BOND FUND

STOCK INDEX FUND

VALUE FUND

SMALL COMPANY STOCK FUND


INTERNATIONAL STOCK INDEX FUND



NASDAQ-100 INDEX TRACKING STOCK(SM) FUND


As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities. The Securities and Exchange Commission has not determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[HOMESTEAD FUNDS, INC. LOGO]

HOMESTEAD FUNDS, INC.
4301 Wilson Boulevard
Arlington, VA  22203
1(800) 258-3030


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                           [Intentionally Left Blank]

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                                                                               3

TABLE OF CONTENTS

THE HOMESTEAD FUNDS ARE A FAMILY OF EIGHT NO-LOAD MUTUAL FUNDS. EACH OF THE FUNDS HAS A DIFFERENT FINANCIAL OBJECTIVE AND INVOLVES SPECIFIC RISKS. USE THE INFORMATION IN THIS PROSPECTUS TO DECIDE WHICH FUND IS BEST FOR YOU.



THE FUNDS

Daily Income.........................4
Objective, Strategy, Risks

Short-Term
Government Securities................6
Objective, Strategy, Risks

Short-Term Bond......................8
Objective, Strategy, Risks

Stock Index.........................12
Objective, Strategy, Risks

Value...............................15
Objective, Strategy, Risks

Small Company Stock.................18
Objective, Strategy, Risks

International Stock Index Fund......22
Objective, Strategy, Risks

NASDAQ-100 Index Tracking
Stock(SM)...........................23
Objective, Strategy, Risks

Performance.........................24

Expenses............................28

Management..........................29

Distributions and Taxes.............31

Financial Highlights................32


YOUR ACCOUNT

How to Buy, Sell and
Exchange Shares.....................39

Conditions of Purchase..............41

When Transactions
Are Priced..........................41

How Fund Prices
Are Determined......................42

Stock Certificates..................42

Signature Guarantees................43

Minimum Account Size................43

Excessive Trading...................43


SERVICES

Important Addresses
and Phone Numbers...................44

Hours of Operation..................44

24-Hour, Automated
Telephone Service...................44

Account Statements..................44

Fund Reports........................44

Telephone Transaction
Privileges..........................45

Automatic Investment/
Redemption Plans....................45

Checkwriting........................46

Retirement Accounts.................46


ADDITIONAL SOURCES
OF INFORMATION......................47


Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

4

THE FUNDS                          THE DAILY INCOME FUND SEEKS TO MAINTAIN A
                                   STABLE NET ASSET VALUE.

DAILY INCOME FUND

ASSET ALLOCATION
money market

CREDIT RISK
low

EXPECTED DEGREE OF
SHARE PRICE VOLATILITY
very low

OBJECTIVE

The Daily Income Fund is managed to earn current income and to maintain a stable net asset value of $1.00 per share. Since the Fund seeks to provide a high level of principal safety, it is suitable for investors with short time horizons and may be appropriate for long-term investors looking to reduce the risk of their overall portfolio.

The Daily Income Fund's share price is not insured by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other agency. While the Fund has maintained a stable share price since its inception, there is no guarantee it will be able to meet this goal in the future.

STRATEGY

PORTFOLIO COMPOSITION--The Daily Income Fund invests in high-quality, U.S. dollar-denominated money market securities. Investments can include...

- short-term obligations of the U.S. Government, its agencies and instrumentalities (for example, Treasury bills and securities issued by the Government National Mortgage Association or the Federal National Mortgage Association, now called Fannie Mae)

- short-term obligations of banks or savings and loans with total assets in excess of $1 billion (for example, certificates of deposit, banker's acceptances and time deposits)

- short-term corporate obligations with remaining maturities of 13 months or less (for example, notes and bonds)

-      commercial paper issued by corporations and finance companies

-      repurchase agreements collateralized by the above-mentioned securities

-      U.S. dollar-denominated obligations of foreign issuers.

These securities may have variable-rate demand features. Some types of securities pose specific risks. See "Risks" for more information.

CREDIT QUALITY--The Fund invests in short-term debt securities that present minimal credit risk, and, at the time of investment, are eligible securities. Eligible securities are those in either of the two highest credit categories for short-term debt obligations, as rated by any two nationally recognized statistical rating organizations (NRSRO); or as rated by one NRSRO, if the security is only rated by one agency; or determined by RE Advisers to be of comparable investment quality, if the security is unrated. The Fund will invest at least 95% of assets in eligible securities in the highest credit category.

MATURITY--The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund will only purchase eligible money market securities maturing in 13 months or less.

RISKS

An investment in the Daily Income Fund is subject to the following general risks:

- CREDIT RISK--the chance a bond issuer will not make timely payments of principal or interest.

                                                                       THE FUNDS

- INCOME RISK--the chance a decline in interest rates will cause the Fund's yield to decline.

- MANAGER RISK--the chance the manager's decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Some types of securities in which the Fund invests pose specific risks. These include...

- REPURCHASE AGREEMENTS--A repurchase agreement is essentially a short-term loan collateralized by securities. The buyer, in this case the Fund, purchases securities with an agreement that the seller will buy them back at a mutually agreed upon price and time. If the seller were to go bankrupt or default, the Fund could experience costs or delays in liquidating the security and might incur a loss if the security had declined in value.

- OTHER MUTUAL FUNDS--The Fund may invest up to 5% of total assets in other mutual funds. The Fund's return on its investment will reflect the performance of and operating expenses incurred by the other investment companies.

The Fund has adopted certain policies to reduce risk. The Fund will not...

-      invest more than 5% of its total assets in any one issuer's securities.

- purchase more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets and does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- invest 25% or more of its total assets in securities of companies in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by domestic branches of U.S. banks and savings and loans or U.S. branches of foreign banks that are subject to the same regulations as domestic banks.

- borrow more than 10% of its total assets. The Fund will only borrow in order to facilitate redemption requests that might otherwise require the Fund to sell securities at a time that would be disadvantageous.

CHANGES TO FUND POLICIES--The Fund's objective and its policies to reduce risk are fundamental and any change must be approved by shareholders. All other policies and programs are not fundamental and may be changed by the Board of Directors without shareholder approval.

6

THE FUNDS                          THIS FUND PROVIDES AN EXTRA MEASURE OF CREDIT
                                   PROTECTION, AS IT INVESTS EXCLUSIVELY IN
                                   FIXED-INCOME SECURITIES WHOSE PRINCIPAL AND
                                   INTEREST PAYMENTS ARE GUARANTEED BY THE U.S.
                                   GOVERNMENT. THE U.S. GOVERNMENT DOES NOT
                                   GUARANTEE THE FUND'S PRICE OR YIELD. THESE
                                   WILL FLUCTUATE WITH MARKET CONDITIONS.

SHORT-TERM
GOVERNMENT
SECURITIES FUND

ASSET ALLOCATION
fixed income

CREDIT RISK
very low

EXPECTED DEGREE OF
SHARE PRICE VOLATILITY
low

OBJECTIVE

The Short-Term Government Securities Fund seeks to generate current income while maintaining a low degree of share price fluctuation. The Fund is designed for investors who seek a higher level of income than is normally provided by money market investments and less principal fluctuation than is experienced by longer term bond funds.

STRATEGY

PORTFOLIO COMPOSITION--The Fund invests at least 65% of its total assets in short-term, fixed-income securities whose principal and interest payments are guaranteed by the U.S. Government. Investments can include...

-      U.S. Treasury securities

- securities issued by U.S. Government agencies and instrumentalities and guaranteed by the U.S. Government (including mortgage pass-through securities and collateralized mortgage obligations (CMOs))

-      repurchase agreements collateralized by the above-mentioned securities

-      zero-coupon bonds issued by U.S. Government guaranteed agencies.

Some types of securities, including repurchase agreements, pose specific risks. See "Risks" for more information.

CREDIT QUALITY--The Fund will invest only in securities backed by the full faith and credit of the U.S. Government.

MATURITY--The dollar-weighted average effective maturity of the Fund's portfolio will not exceed three years. There is no limit on the maturity of the individual securities in the Fund's portfolio.

RISKS

An investment in the Short-Term Government Securities Fund is subject to the following general risks:

- INCOME RISK--the chance a decline in interest rates will cause the Fund's yield to decline.

- INTEREST RATE RISK--the chance a rise in interest rates will cause the Fund's price to decline. The Fund seeks to minimize share price fluctuation by investing in short-term securities. Prices of short-term securities decline less in response to a change in rates than those of longer term securities.

- MANAGER RISK--the chance the manager's decisions, particularly security selection, will cause the Fund to underperform other similar investments.

                                                                       THE FUNDS

Some types of securities in which the Fund invests pose specific risks. These include...

- REPURCHASE AGREEMENTS--A repurchase agreement is essentially a short-term loan collateralized by securities. The buyer, in this case the Fund, purchases securities with an agreement that the seller will buy them back at a mutually agreed upon price and time. If the seller were to go bankrupt or default, the Fund could experience costs or delays in liquidating the security and might incur a loss if the security had declined in value.

- WHEN-ISSUED SECURITIES--The Fund may purchase securities on a when-issued basis. In this case, the price of the security is fixed at the time of the commitment, but delivery and payment may take place up to 90 days later. There is a risk the value of the security will decline during this period.

- COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)--These are debt securities backed by the principal and interest payments owed on pools of underlying mortgages. CMOs are separated into multiple classes, each bearing a different stated maturity and having a different payment stream. The manager's CMO class selections could increase or decrease the Fund's price sensitivity. In addition, there is a risk that unscheduled or early repayment of principal would negatively affect the Fund's return as the Fund could be forced to reinvest in lower yielding securities.

The Fund has adopted certain policies to reduce risk. The Fund will not...

-      invest more than 5% of its total assets in any one issuer's securities.

- purchase more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets and does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- invest 25% or more of its total assets in securities of companies in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- borrow more than 10% of its total assets. The Fund will only borrow in order to facilitate redemption requests that might otherwise require the Fund to sell securities at a time that would be disadvantageous.

CHANGES TO FUND POLICIES--The Fund's objective and its policies to reduce risk are fundamental and any change must be approved by shareholders. All other policies and programs are not fundamental and may be changed by the Board of Directors without shareholder approval.

8

THE FUNDS                          THE FUND'S SHORT MATURITY IS INTENDED TO
                                   REDUCE THE EFFECT OF INTEREST RATE CHANGES ON
                                   ITS SHARE PRICE. PRICES OF SHORT-TERM
                                   SECURITIES DECLINE LESS IN RESPONSE TO A RISE
                                   IN INTEREST RATES THAN THOSE OF LONGER TERM
                                   SECURITIES.

SHORT-TERM
BOND FUND

ASSET ALLOCATION
fixed income

CREDIT RISK
low

EXPECTED DEGREE OF
SHARE PRICE VOLATILITY
low

OBJECTIVE

The Short-Term Bond Fund seeks to generate current income while maintaining a low degree of share price fluctuation. The Fund is designed for investors who seek a higher level of income than is normally provided by money market investments and less principal fluctuation than is experienced by longer term bond funds.

STRATEGY

PORTFOLIO COMPOSITION--The Fund will ordinarily invest at least 65% of its total assets in short-term debt securities in the three highest credit categories (AAA, AA and A). Investments can include...

-      corporate debt securities

-      U.S. Treasury securities

-      securities issued by U.S. Government agencies and instrumentalities

- mortgage pass-through securities issued by Government and non-Government agencies

-      collateralized mortgage obligations (CMOs)

-      asset-backed securities

-      zero-coupon bonds

-      U.S. dollar-denominated debt securities of foreign issuers.

A portion of the Fund's net assets can be invested in other types of securities. These can include...

- debt securities rated BBB by any one nationally recognized statistical rating organizations (NRSRO) or, if unrated, of comparable credit quality as determined by RE Advisers, limited to no more than 5% of the Fund's net assets

- preferred stocks, American Depository Receipts (ADRs) and investment grade debt securities (those rated AAA to BBB) convertible into or exchangeable for common stocks

- privately-placed securities, limited to no more than 10% of the Fund's net assets

- money market securities that meet the Daily Income Fund's high standards for credit quality. As a defensive or temporary strategy, the Fund may invest in money market securities without limitation.

These securities may have variable-rate demand features. Some types of securities pose specific risks. See "Risks" for more information.

CREDIT QUALITY--The Fund will ordinarily invest at least 65% of its assets in securities rated within the three highest credit categories (AAA, AA and A), as determined by a nationally recognized statistical rating organization (NRSRO), or, if unrated, of comparable credit quality as determined by RE Advisers.

                                                                       THE FUNDS

MATURITY--The dollar-weighted average effective maturity of the Fund's portfolio will not exceed three years. There is no limit on the maturity of the individual securities in the Fund's portfolio.

RISKS

An investment in the Short-Term Bond Fund is subject to the following general risks:

- CREDIT RISK--the chance a bond issuer will not make timely payments of principal or interest.

- INCOME RISK--the chance a decline in interest rates will cause the Fund's yield to decline.

- INTEREST RATE RISK--the chance a rise in interest rates will cause the Fund's price to decline. The Fund seeks to minimize share price fluctuation by investing in short-term securities.

- MANAGER RISK--the chance the manager's decisions, particularly security selection, will cause the Fund to underperform other similar investments.

Some types of securities in which the Fund invests pose specific risks. These include...

- REPURCHASE AGREEMENTS--A repurchase agreement is essentially a short-term loan collateralized by securities. The buyer, in this case the Fund, purchases securities with an agreement that the seller will buy them back at a mutually agreed upon price and time. If the seller were to go bankrupt or default, the Fund could experience costs or delays in liquidating the security and might incur a loss if the security had declined in value.

- U.S. DOLLAR-DENOMINATED SECURITIES OF FOREIGN ISSUERS--These securities may respond negatively to adverse foreign political or economic developments. In the case of foreign companies not registered in the U.S., there is generally less publicly available information regarding the issuer, and foreign companies are subject to different accounting, auditing and financial reporting standards. These conditions may have an impact on rating organizations' and RE Advisers' ability to accurately assess and monitor an issuer's credit quality.

- AMERICAN DEPOSITORY RECEIPTS (ADRS)--ADRs are U.S. dollar-denominated certificates representing shares of stock in a foreign company. ADRs are traded on domestic stock exchanges or in the U.S. over-the-counter market. ADRs offer certain advantages over direct ownership in foreign companies. First, ADRs are easily transferable and quotes are readily available. Second, issuers are subject to the same auditing, accounting and financial reporting standards as a U.S.-based company. However, as with other U.S. dollar-denominated securities of foreign issuers, ADRs may respond negatively to adverse foreign political or economic developments.

10

THE FUNDS

- WHEN-ISSUED SECURITIES--The Fund may purchase securities on a when-issued basis. In this case, the price of the security is fixed at the time of the commitment, but delivery and payment may take place up to 90 days later. There is a risk the value of the security will decline during this period.

- MORTGAGE PASS-THROUGH SECURITIES--These represent a share in the principal and interest payments made on a pool of underlying mortgages. There is a risk that unscheduled or early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of the underlying property, refinancing or foreclosure) would negatively affect the Fund's return, as the Fund could be forced to reinvest the proceeds in lower yielding securities. As with other fixed-income securities, when interest rates rise, the value of mortgage pass-through securities generally declines. However, when interest rates decline, the value of mortgage pass-through securities may not increase as much as other fixed-income securities of comparable maturity because a decline in interest rates increases the likelihood that borrowers will prepay.

- COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)--These are debt securities backed by the principal and interest payments owed on pools of underlying mortgages. CMOs are separated into multiple classes, each bearing a different stated maturity and having a different payment stream. The manager's CMO class selections could increase or decrease the Fund's price sensitivity. In addition, there is a risk that unscheduled or early repayment of principal would negatively affect the Fund's return as the Fund could be forced to reinvest in lower yielding securities.

- ASSET-BACKED SECURITIES--These securities represent either fractional interests or participation in pools of leases, retail installment loans or revolving credit receivables. Underlying automobile sales contracts and credit card receivables are subject to prepayment, which may shorten the securities' weighted average life and reduce the overall return. Investors may also experience delays in payment if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing the contract or other factors. The value of these securities may fluctuate with changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution providing credit support enhancement for the pool. In addition, there is a risk that unscheduled or early repayment of principal would negatively affect the Fund's return as the Fund could be forced to reinvest in lower yielding securities.

                                                                       THE FUNDS

- ZERO-COUPON BONDS--Zero-coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. The investor (in this case, the Fund) is paid back at face value when the security matures. Prices of zero-coupon bonds fluctuate more in response to changes in interest rates than those of other types of comparable maturity fixed-income securities.

- OTHER MUTUAL FUNDS--The Fund may invest up to 5% of total assets in any one other mutual fund and up to 10% of assets in all other mutual funds. The Fund's return on its investment will reflect the performance of and operating expenses incurred by the other investment companies.

The Fund has adopted certain policies to reduce risk. The Fund will not...

-      invest more than 5% of its total assets in any one issuer's securities.

- purchase more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets and does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- invest 25% or more of its total assets in securities of companies in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- borrow more than 10% of its total assets. The Fund will only borrow in order to facilitate redemption requests that might otherwise require the Fund to sell securities at a time that would be disadvantageous.

CHANGES TO FUND POLICIES--The Fund's objective and its policies to reduce risk are fundamental and any change must be approved by shareholders. All other policies and programs are not fundamental and may be changed by the Board of Directors without shareholder approval.

12


THE FUNDS                          THE STOCK INDEX FUND IS MANAGED TO TRACK THE
                                   PERFORMANCE OF THE STANDARD & POOR'S 500
                                   STOCK INDEX.


STOCK INDEX FUND

ASSET ALLOCATION
stock

PORTFOLIO
CHARACTERISTICS
similar to the Standard &
Poor's 500 Stock Index

EXPECTED DEGREE OF
SHARE PRICE VOLATILITY
high

OBJECTIVE

The Stock Index Fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Stock Index (Standard & Poor's
500). Over the long term, the investment adviser seeks a correlation of 98% or better, before expenses. (A figure of 100% would indicate perfect correlation.) The primary component of the Fund's total return is likely to be capital appreciation (or depreciation). Any dividend or interest income is incidental to the pursuit of its objective.

Because the underlying investments--stocks and other securities that function like stocks--are inherently volatile, the Fund is appropriate for long-term investors who can tolerate fluctuations in the value of their investment.

STRATEGY

PORTFOLIO COMPOSITION--The Stock Index Fund invests all of its assets in the Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. The Equity 500 Index Portfolio's investment objective is identical to the Stock Index Fund's. In this document, statements regarding the Stock Index Fund's investments refer to investments made by the Equity 500 Index Portfolio. We use the term Index Fund to mean either the Stock Index Fund or the Equity 500 Index Portfolio.

The Index Fund's securities are weighted to attempt to make the Index Fund's total investment characteristics similar to those of the Standard & Poor's 500 as a whole. The investment adviser may exclude or may remove any stock from the Index Fund, if the investment adviser believes that the stock is illiquid or has impaired financial conditions due to extraordinary events.

The Index Fund cannot as a practical matter hold every one of the 500 stocks in the Standard & Poor's 500. In an effort to run an efficient and effective strategy, the Index Fund uses the process of "optimization," a statistical sampling technique. First, the Index Fund buys the stocks that make up the larger portions of the Standard & Poor's 500's value in roughly the same proportion as the Standard & Poor's 500. Second, smaller stocks are analyzed and selected. In choosing smaller stocks, the investment adviser tries to match the industry and risk characteristics of all of the smaller companies in the Standard & Poor's 500 without buying all of those stocks. This approach attempts to maximize the Index Fund's liquidity and returns while minimizing its costs.

Under normal conditions, the Index Fund will invest at least 80% of its total assets in stocks of companies included in the Standard & Poor's 500. Up to 20% of the Index Fund's total assets may be invested in other types of securities including ....

-      money market instruments and other short-term debt securities

- derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in S&P 500.

                                                                       THE FUNDS

MASTER-FEEDER STRUCTURE--The Stock Index Fund is a feeder index fund that invests all of its investable assets in a master index fund with the same investment objective. The master index fund purchases securities for investment. This structure works as follows:

   Investor
   purchases shares of...
        Feeder index fund
        which invests in...
            Master index fund
            which buys...
                 Investment securities.

This feeder index fund can withdraw its investment in the master index fund at any time if the Board of Directors determines that it is in the best interest of the Fund and its shareholders. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this prospectus.

INDEXING--Indexing is different than an active management approach in that portfolio securities are selected based on their ability to keep the Index Fund's return in line with the Standard & Poor's 500's. The Index Fund's manager does not make decisions based on his or her opinion of the securities' investment potential.

INDEX DESCRIPTION AND CONSTRUCTION--The Index Fund's model, the Standard & Poor's 500 Stock Index, is a representative sample of common stocks that trade on major U.S. exchanges. The Standard & Poor's 500 is constructed by industry group. On June 30, 2000, 11 industry groups were represented. Industries are organized under four major categories: industrials, utilities, financials and transportations. Stocks are held by the Standard & Poor's 500 in proportion to their market capitalization (share price multiplied by number of shares outstanding). The Standard & Poor's 500 includes both large- and small-company stocks; however, the larger companies have a dominant position and a greater influence over the Standard & Poor's 500's performance because of the Standard & Poor's 500's calculation methodology.

The Standard & Poor's 500 is a trademark of McGraw Hill, Inc. The Stock Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty regarding the advisability of investing in the securities included in the Standard & Poor's 500 or the ability of the Standard & Poor's 500 to track the overall stockmarket.

RISKS

An investment in the Index Fund is subject to the following general risks:

- INVESTMENT RISK--the chance the value of an investment will decline in response to a company, industry or market setback. For example, the value of the stock market as a whole could decline. It is also possible that returns for large-company stocks, the primary driver of performance for the Standard & Poor's 500 and therefore for the Index Fund, could trail returns on other types of investments. As is true for other specific market sectors,

14

THE FUNDS

large-company stocks tend to go through cycles of outperformance or underperformance relative to the full stock market. These periods can last for several years. An investment in the Index Fund is not a deposit of Bankers Trust or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Index Fund will fluctuate up and down. When you sell your shares of the Index Fund, they could be worth less than what you paid for them.

- TRACKING ERROR RISK--The chance the Index Fund's return will not closely track the Standard & Poor's 500's. The leading causes of tracking error are...

       - expenses--The Standard & Poor's 500 is a hypothetical portfolio and incurs no expenses. The Index Fund has to pay for trading, accounting, recordkeeping and other services.

       - composition--The composition of the Standard & Poor's 500 and the stocks held by the Index Fund may occasionally diverge.

       - cash flows--The Index Fund's ability to closely trail the Standard & Poor's 500 may be affected by the timing and magnitude of cash flows in to and out of the Index Fund.

Some of the types of securities in which the Index Fund invests pose specific risks. These include...

- FUTURES AND OPTIONS--Futures and options are agreements to buy or sell securities at a set price on a set date. With a futures contract, the Index Fund is obligated either to buy or sell the security at the agreed upon terms or to sell the contract to another party (at a loss or gain) before the settlement date. With an option agreement, the Index Fund has the right but not the obligation to buy or sell the security at the agreed upon terms. The Index Fund uses futures and options as a way of sharing in the performance of the Standard & Poor's 500 without owning all Standard & Poor's 500 securities directly. This strategy enhances the Index Fund's ability to track the Standard & Poor's 500 and improves liquidity. Options and futures prices can be highly volatile, and the loss from an investment in futures could be greater than the contract's original cost. To mitigate these risks, the Index Fund will not use options or futures for speculative purposes or as leveraged investments that would further magnify the gains or losses of these investments. The Index Fund will invest only in futures and options whose values are tied to the Standard & Poor's 500. The Index Fund intends to buy futures in anticipation of buying stocks.

CHANGES TO FUND POLICIES--The Index Fund's investment objective is not fundamental and may be changed by the Board of Directors without shareholder approval.

                                   THE VALUE FUND INVESTS PRIMARILY IN STOCKS,
                                   WHOSE PRICES FLUCTUATE WITH BUSINESS, MARKET
                                   AND ECONOMIC CONDITIONS. ITS SHARE PRICE CAN
                                   RISE AND FALL SIGNIFICANTLY OVER THE SHORT
                                   TERM, REFLECTING CHANGES IN THE VALUE OF THE
                                   UNDERLYING INVESTMENTS.

VALUE FUND

ASSET ALLOCATION
stock

PORTFOLIO
CHARACTERISTICS
large- and medium-sized,
U.S.-based companies

INVESTMENT STYLE
value

EXPECTED DEGREE OF
SHARE PRICE VOLATILITY
high

OBJECTIVE

The Value Fund seeks capital growth over the long term and, secondarily, income. The Fund invests in stocks of established companies RE Advisers believes are selling at a discount to their true worth. Because of the volatility inherent in equity investing, the Value Fund is best-suited for long-term investors.

STRATEGY

PORTFOLIO COMPOSITION--Under ordinary conditions, the Value Fund will invest at least 80% of its total assets in common stocks of established companies. Remaining assets may be invested in other types of securities including...

- preferred stocks, investment-grade debt securities convertible into or exchangeable for common stocks and warrants

- debt securities with a credit rating of at least A, as determined by any one nationally recognized statistical rating organization (NRSRO) or, if unrated, of comparable credit quality as determined by RE Advisers

- money market securities that meet the Daily Income Fund's high standards for credit quality. The Fund invests in money market securities in order to reduce risk during periods of extreme volatility or uncertainty. When used as part of a temporary defensive strategy, the Fund may invest in money market securities without limitation

- U.S. dollar-denominated securities of foreign issuers, including American Depository Receipts (ADRs), limited to 10% of net assets.

The Fund will generally invest in stocks listed on a national securities exchange. The Fund may, on occasion, purchase unlisted securities that have an established over-the-counter market. See "Risks" for more information on specific types of securities.

FOCUS ON LARGE- AND MID-CAPITALIZATION COMPANIES--The Value Fund focuses on stocks of established companies. These are typically sizable business franchises with market capitalizations of $2 billion or greater. On June 30, 2000, the average market capitalization for all of the companies held in the portfolio was $27.6 billion. Market capitalization is a measure of the company's total stock market value. It is calculated by multiplying the share price by the number of shares outstanding.

VALUE STYLE--The Value Fund invests in stocks of established companies selling below what RE Advisers believes to be fundamental value and poised for a turnaround. RE Advisers considers the following factors in determining a stock's fundamental value:

- the relationship of a company's potential earning power to the current market price of its stock

- the price/earnings ratio relative to either the company's historical results or to the current ratios for other similar companies

-      the level of dividend income

-      stock price relative to the stated book value of assets

- any competitive advantages, including well-recognized trademarks or brand names.

16

THE FUNDS

There are a number of reasons a stock may be trading at a discount. The company may be experiencing a temporary earnings decline, its industry may be out of favor due to short-term market or economic conditions or it may have drawn unfavorable publicity. Investing before conditions improve and others realize the stock's true worth can result in significant capital appreciation. In order for this approach to be effective, the selected stocks must eventually return to investors' favor and be bid higher. There is no guarantee this anticipated turnaround will materialize.

RISKS

An investment in the Value Fund is subject to the following general risks:

- INVESTMENT RISK--the chance the value of an investment will decline in response to a company, industry or market setback. The Fund's approach could potentially limit volatility, since a stock already selling at a low price may not fall as far in response to a setback as one that was selling at a high price.

- MANAGER RISK--the chance the manager's decisions, particularly security selection, will cause the Fund to underperform other similar investments.

- STYLE RISK--the chance that returns on stocks within the specific sectors in which the Fund invests (medium-and large-sized companies, value investments) will trail returns from other groups or the market overall. Periods of relative over- or underperformance tend to be cyclical and may last for several years.

Some types of securities in which the Fund invests pose specific risks. These include...

- REPURCHASE AGREEMENTS--A repurchase agreement is essentially a short-term loan collateralized by securities. The buyer, in this case the Fund, purchases securities with an agreement that the seller will buy them back at a mutually agreed upon price and time. If the seller were to go bankrupt or default, the Fund could experience costs or delays in liquidating the security and might incur a loss if the security had declined in value.

- U.S. DOLLAR-DENOMINATED DEBT SECURITIES OF FOREIGN ISSUERS--These securities may respond negatively to adverse foreign political or economic developments. In the case of foreign companies not registered in the U.S., there is generally less publicly available information regarding the issuer, and foreign companies are subject to different accounting, auditing and financial reporting standards. These conditions may have an impact on rating organizations' and RE Adviser's ability to accurately assess and monitor an issuer's financial condition.

- AMERICAN DEPOSITORY RECEIPTS (ADRS)--ADRs are U.S. dollar-denominated certificates representing shares of stock in a foreign company. ADRs are traded on domestic stock exchanges or in the U.S. over-the-counter market. ADRs offer certain advantages over direct ownership in foreign companies. First, ADRs are easily transferable and quotes are readily available. Second, issuers are subject to the same auditing, accounting and financial reporting standards as a U.S.-

                                                                       THE FUNDS

       based company. However, as with other U.S. dollar-denominated securities of foreign issuers, ADRs may respond negatively to adverse foreign political or economic developments.

- WHEN-ISSUED SECURITIES--The Fund may purchase securities on a when-issued basis. In this case, the price of the security is fixed at the time of the commitment, but delivery and payment may take place up to 90 days later. There is a risk the value of the security will decline during this period.

- OTHER MUTUAL FUNDS--The Fund may invest up to 5% of total assets in any one other mutual fund and up to 10% of assets in all other mutual funds. The Fund's return on its investment will reflect the performance of and operating expenses incurred by the other investment companies.

The Fund has adopted certain policies to reduce risk. The Fund will not...

-      invest more than 5% of its total assets in any one issuer's securities.

- purchase more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets and does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- invest 25% or more of its total assets in securities of companies in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- borrow more than 10% of its total assets. The Fund will only borrow in order to facilitate redemption requests that might otherwise require the Fund to sell securities at a time that would be disadvantageous.

CHANGES TO FUND POLICIES--The Fund's objective and its policies to reduce risk are fundamental and any change must be approved by shareholders. All other policies and programs are not fundamental and may be changed by the Board of Directors without shareholder approval.

18

THE FUNDS                          SMALL-COMPANY STOCKS HAVE STRONG GROWTH
                                   POTENTIAL, BUT THIS AGGRESSIVE INVESTMENT
                                   APPROACH ENTAILS GREATER RISK.

SMALL COMPANY
STOCK FUND

ASSET ALLOCATION
stock

PORTFOLIO
CHARACTERISTICS
small, U.S.-based companies

INVESTMENT STYLE
value

EXPECTED DEGREE OF
SHARE PRICE VOLATILITY
very high

OBJECTIVE

The Small Company Stock Fund seeks capital growth over the long term by investing in undervalued stocks of promising small companies. Small companies may be able to respond more quickly to business opportunities than larger companies. However, their stock prices tend to fluctuate more widely than those of larger companies. The Fund is best-suited for long-term investors who are comfortable taking an aggressive investment approach.

STRATEGY

PORTFOLIO COMPOSITION--Under ordinary conditions, the Small Company Stock Fund will invest at least 65% of its total assets in common stocks of companies whose market capitalization at the time of investment is similar to the market capitalization of companies represented in the Russell 2000 Index. Remaining assets may be invested in other types of securities including...

- U.S. dollar-denominated securities of foreign issuers, including American Depository Receipts (ADRs), short-term debt securities and high-quality money market securities

- investment-grade debt securities convertible into or exchangeable for common stocks.

See "Risks" for more information on specific types of securities.

FOCUS ON SMALL-CAPITALIZATION COMPANIES--The Small Company Stock Fund focuses on companies whose market capitalization is consistent with that of companies included in the Russell 2000 Index. On June 30, 2000, the average market capitalization for companies in the Russell 2000 was approximately $650 million. On June 30, 2000, the average market capitalization for companies held in the Fund's portfolio was $760 million. Market capitalization is a measure of the company's total stock market value. It is calculated by multiplying the share price by the number of shares outstanding.

VALUE STYLE--The Small Company Stock Fund invests in stocks of established companies selling below what RE Advisers believes to be fundamental value and poised for a turnaround. RE Advisers considers the following factors in determining a stock's fundamental value:

- the relationship of a company's potential earning power to the current market price of its stock

- the price/earnings ratio relative to either the company's historical results or to the current ratios for other similar companies

-      the level of dividend income

-      stock price relative to the stated book value of assets

- any competitive advantages, including well-recognized trademarks or brand names.

                                                                       THE FUNDS

There are a number of reasons a stock may be trading at a discount. The company may be experiencing a temporary earnings decline, its industry may be out of favor due to short-term market or economic conditions or it may have drawn unfavorable publicity. Investing before conditions improve and others realize the stock's true worth can result in significant capital appreciation. In order for this approach to be effective, the selected stocks must eventually return to investors' favor and be bid higher. There is no guarantee this anticipated turnaround will materialize.

RISKS

An investment in the Small Company Stock Fund is subject to the following general risks:

- INVESTMENT RISK--the chance the value of an investment will decline in response to a company, industry or market setback. The Fund's value orientation could potentially limit volatility, since a stock already selling at a low price may not fall as far in response to a setback as one that was selling at a high price.

- MANAGER RISK--the chance the manager's decisions, particularly security selection, will cause the Fund to underperform other similar investments.

- STYLE RISK--the chance that returns on stocks within the specific sectors in which the Fund invests (small-sized companies, value investments) will trail returns from other groups or the market overall. Periods of relative over- or underperformance tend to be cyclical and may last for several years.

Some of the types of securities in which the Fund invests pose specific risks. These include...

- REPURCHASE AGREEMENTS--A repurchase agreement is essentially a short-term loan collateralized by securities. The buyer, in this case the Fund, purchases securities with an agreement that the seller will buy them back at a mutually agreed upon price and time. If the seller were to go bankrupt or default, the Fund could experience costs or delays in liquidating the security and might incur a loss if the security had declined in value.

- U.S. DOLLAR-DENOMINATED DEBT SECURITIES OF FOREIGN ISSUERS--These securities may respond negatively to adverse foreign political or economic developments. In the case of foreign companies not registered in the U.S., there is generally less publicly available information regarding the issuer, and foreign companies are subject to different accounting, auditing and financial reporting standards. These conditions may have an impact on rating organizations' and RE Adviser's ability to accurately assess and monitor an issuer's financial condition.

20

THE FUNDS

- AMERICAN DEPOSITORY RECEIPTS (ADRS)--ADRs are U.S. dollar-denominated certificates representing shares of stock in a foreign company. ADRs are traded on domestic stock exchanges or in the U.S. over-the-counter market. ADRs offer certain advantages over direct ownership in foreign companies. First, ADRs are easily transferable and quotes are readily available. Second, issuers are subject to the same auditing, accounting and financial reporting standards as a U.S.-based company. However, as with other U.S. dollar-denominated securities of foreign issuers, ADRs may respond negatively to adverse foreign political or economic developments.

- WHEN-ISSUED SECURITIES--The Fund may purchase securities on a when-issued basis. In this case, the price of the security is fixed at the time of the commitment, but delivery and payment may take place up to 90 days later. There is a risk the value of the security will decline during this period.

- OTHER MUTUAL FUNDS--The Fund may invest up to 5% of total assets in any one other mutual fund and up to 10% of assets in all other mutual funds. The Fund's return on its investment will reflect the performance of and operating expenses incurred by the other investment companies.

The Fund has adopted certain policies to reduce risk. The Fund will not...

-      invest more than 5% of its total assets in any one issuer's securities.

- purchase more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets and does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- invest 25% or more of its total assets in securities of companies in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

- borrow more than 10% of its total assets. The Fund will only borrow in order to facilitate redemption requests that might otherwise require the Fund to sell securities at a time that would be disadvantageous.

CHANGES TO FUND POLICIES--The Fund's objective and its policies to reduce risk are fundamental and any change must be approved by shareholders. All other policies and programs are not fundamental and may be changed by the Board of Directors without shareholder approval.

THE FUNDS                     INVESTING IN INTERNATIONAL STOCKS CAN ENHANCE
                              PORTFOLIO DIVERSIFICATION.




INTERNATIONAL STOCK INDEX FUND



ASSET ALLOCATION
international stock



PORTFOLIO CHARACTERISTICS
similar to the Core MSCI EAFE Index



EXPECTED DEGREE OF SHARE
  PRICE VOLATILITY
very high






OBJECTIVE



       The International Stock Index Fund's investment objective is to match as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI(R) EAFE(R) Index"). There is no assurance that the International Stock Index Fund will achieve its investment objective.



STRATEGY


       PORTFOLIO COMPOSITION--The International Stock Index Fund invests all of its assets in the MSCI(R) EAFE(R) Index Portfolio, a separate investment company managed by State Street Bank and Trust Company through its State Street Global Advisors division. The MSCI(R) EAFE(R) Index Portfolio's investment objective is identical to the International Stock Index Fund's. In this document, statements regarding the International Stock Index Fund's investments refer to investments made by the MSCI(R) EAFE(R) Index Portfolio. We use the term International Stock Index Fund to mean either the International Stock Index Fund or the MSCI(R) EAFE(R) Index Portfolio.



       The International Stock Index Fund uses a passive management strategy designed to track the performance of the MSCI(R) EAFE(R) Index. The MSCI(R) EAFE(R) Index is a well-known international stock market index that includes over 1,000 Securities listed on the stock exchanges of 20 developed market countries (but not the United States).



       The International Stock Index Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the International Stock Index Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the MSCI(R) EAFE(R) Index. State Street Bank and Trust Company, through its State Street Global Advisors division, seeks a correlation of 0.95 or better between the International Stock Index Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.



       The International Stock Index Fund may invest in all of the stocks comprising the MSCI(R) EAFE(R) Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all off those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the adviser to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The International Stock Index Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.



       In addition, the International Stock Index Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the MSCI(R) EAFE(R) Index Fund. The International Stock Index Fund may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in replicating the performance of the Index.



MASTER-FEEDER STRUCTURE--The International Stock Index Fund is a feeder index fund that invests all of its investable assets in a master index fund with the same investment objective. The master index fund purchases securities for investment. This structure works as follows:



       Investor
       purchases shares of...
              Feeder index fund
              which invests in...
                     Master index fund
                     which buys ...
                            Investment securities.



This feeder index fund can withdraw its investment in the master index fund at any time if the Board of Directors determines that it is in the best interest of the Fund and its shareholders. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this prospectus.



INDEXING--Indexing is different than an active management approach in that portfolio securities are selected based on their ability to keep the International Stock Index Fund's return in line with the MSCI(R) EAFE(R)'s. The International Stock Index Fund's manager does not make decisions based on his or her opinion of the securities' investment potential.



The International Stock Index Fund's model, the MSCI(R) EAFE(R) Index, is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the countries determined by MSCI(R) to be "developed." Although the list of developed markets may change over time, at the date of this prospectus, these included: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The designation of a market as "developed", by MSCI(R), arises from several factors, the most common of which is minimum GDP per capita. The MSCI(R) EAFE(R) Index is structured to represent the opportunities available to an international investor in developed markets. MSCI(R) targets 60% of the available market capitalization of each country for inclusion in the index. Securities selected by MSCI(R) for inclusion in the MSCI(R) EAFE(R) Index must have acceptable levels of liquidity and free float. MSCI(R) also avoids inclusion of companies which have a significant ownership stake in another company since substantial cross-ownership can skew industry weights, distort country-level valuations and overstate a country's true market size. The inclusion of a stock in the MSCI(R) EAFE(R) Index in no way implies that MSCI(R) believes the stock to be an attractive investment, nor is MSCI(R) a sponsor or in any way affiliated with the MSCI(R) EAFE(R) Index Portfolio. The MSCI(R) EAFE(R) Index is the exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the International Stock Index Fund.



RISKS



An investment in the Fund is subject to the following general risks:

- Stock values could decline generally or could underperform other investments.
- Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.
- Foreign investments are subject to a variety of risks not associated with investing in the United States, including currency fluctuations, economic or financial instability, lack of timely or reliable information and unfavorable political or legal developments.
- The International Stock Index Fund's return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The International Stock Index Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the adviser, or futures or other derivative positions taken by the adviser, to replicate the performance of the Index may not correlate precisely with the return of the Index.







Some types of securities in which the Fund invests pose specific risks. These include:

       Index Futures contracts and related options. The International Stock Index Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index future" is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the International Fund and the return of the Index. In addition, the International Stock Index Fund incurs transactions costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.



       Other derivative transactions. The International Stock Index Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the International Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.



       Repurchase agreements and securities loans. The International Stock
Index Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.



       Changes to Fund policies. The International Stock Index Funds Directors may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Directors will not materially change the Fund's investment objective without shareholder approval.

THE FUNDS                          THE NASDAQ-100 INDEX TRACKING STOCK FUND
                                   IS MANAGED TO TRACK THE PERFORMANCE OF THE
                                   NASDAQ-100 INDEX.



NASDAQ-100 INDEX TRACKING STOCK FUND


ASSET ALLOCATION
stock


PORTFOLIO
CHARACTERISTICS
similar to the NASDAQ-100
Index



EXPECTED DEGREE OF
SHARE PRICE VOLATILITY
very high




OBJECTIVE



The Nasdaq-100 Index Tracking Stock(SM) Fund (the "Fund") seeks to match, as closely as possible, before expenses, the performance of the Nasdaq-100 Index(R) (the "Index"). Over the long term, the investment adviser seeks a correlation of 98% or better, before expenses, between the Fund's total return and that of the Index. (A figure of 100% would indicate perfect correlation.) The primary component of the Fund's total return is likely to be capital appreciation (or depreciation). Any dividend or interest income is incidental to the pursuit of its objective.



Because the underlying investments - stocks and other securities that function like stocks - are inherently volatile, the Fund is appropriate for long-term investors who can tolerate fluctuations in the value of their investment.



STRATEGY



PORTFOLIO COMPOSITION - The Fund seeks to achieve its objective by investing in the common stocks that comprise the Index or in an Index "tracking stock." Under normal conditions, the Fund will invest at least 80% of its total assets in stocks of companies included in the Index and in the Index tracking stock. Up to 20% of the Fund's assets may be invested in other types of securities including
 . . .



-      money market instruments and other short-term debt securities



- derivative instruments, such as futures and options, that provide exposure to the stocks of companies in the Index.



INDEXING - Indexing is different than an active management approach in that portfolio securities are selected based on their ability to keep the Fund's return in line with the Index. The Fund's manager does not make decisions based on his or her opinion of the securites' investment potential.



INDEX DESCRIPTION AND CONSTRUCTION - The Fund's model, the Nasdaq-100 Index(R), is composed of the 100 largest and most actively traded non-financial, domestic and international common stocks listed on the Nasdaq Stock Market. The Index was first published in 1985 and has achieved wide acceptance by both investors and market professionals. It reflects Nasdaq's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. In order to limit domination of the Index by a few large stocks, the Index is calculated under a "modified capitalization weighted" methodology. This capitalization weight distribution is evaluated by Nasdaq on a quarterly basis and is re-balanced, if necessary.



To be eligible for inclusion in the Index, a security must be traded on the Nasdaq National Market tier of the Nasdaq Stock Market and meet several specific trading volume and issuer criteria. Index securities are ranked by market value and are evaluated annually based on these rankings to determine which securities will be included in the Index. The list of annual additions and deletions is publicly announced via a press release in the early part of December. Replacements are made effective after the close of trading on the third Friday in December. Moreover, if at any time during the year an Index security is no longer trading on the Nasdaq Stock Market, or is otherwise determined by Nasdaq to become ineligible for continued inclusion in the Index, the security will be replaced with the largest market capitalization security not currently in the Index that meets the Index eligibility criteria.



THE TRACKING STOCK - The Fund may invest in one or more securities that are designed to track the performance of the Index. One such tracking stock is issued by the NASDAQ-100 Trust(SM) (the "Trust"). The Trust is a separate, unmanaged investment company whose investment objective is to provide investment results that generally correspond to the price and yield performance of the component securities of the Index. The Trust's assets consist of substantially all of the securities, in substantially the same weighting, as the component securities of the Index. The securities issued by the Trust that are purchased by the Fund are called Nasdaq-100 Shares(SM) and are traded on the American Stock Exchange ("Amex") under the symbol "QQQ". Nasdaq-100 Shares(SM) represent proportionate undivided interests in the Trust's assets.



RISKS



An investment in the Fund is subject to the following general risks:



- INVESTMENT RISK - the chance the value of an investment will decline in response to company, industry or market setback. For example, the value of the stock market as a whole could decline. Stock market prices tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Market value may be affected by a variety of factors including: general stock market movements, changes in financial condition of an issuer or an industry, changes in perceptions about an issuer or an industry, interest rates and inflation, government policies and litigation. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.



- TRACKING ERROR RISK - the chance that the Fund's return will not closely track the Index's return. The leading causes of tracking error are...



       - expenses - the Index is a hypothetical portfolio and incurs no expenses. The Fund has to pay for trading, accounting, recordkeeping and other services.



       - composition - the composition of the Index and the stocks held by the Fund may occasionally diverge.



       - cash flows - the Fund's ability to closely track the Index may be affected by the timing and magnitude of cash flows in to and out of the Fund.



- NON-DIVERSIFIED STATUS - the Fund is classified as "non-diversified." As a result, the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited. Depending upon the composition of the Index, a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers. The Fund is therefore more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests. Although the Fund may invest a relatively high percentage of its assets in certain issuers as it seeks to track the Index, in order to meet federal tax requirements, at the close of each quarter, the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.



- CONCENTRATION - the Fund may concentrate its assets in issuers of a single industry or industries. Currently, the Index generally includes a concentration of technology and technology-related companies. Consequently, a relatively large portion of the Fund's assets may be invested in companies in this industry, such as companies that manufacture or design computers, computer-related equipment, communication systems, electronic products and other related products or in a particular issuer in this industry. The Fund therefore stands a greater chance of being hurt by adverse changes affecting the technology industry and those issuers. In the past, technology common stocks have experienced extreme price and volume fluctuations that are often unrelated to the operating performance of such companies. This market volatility may adversely affect the price of the Fund's shares.



Some of the types of securities in which the Fund invests pose specific risks. These include...



- TRACKING STOCK - like the Fund, there can be no assurances that the Trust will meet its investment objective. In addition to those described above, investments in Nasdaq-100 Shares(SM) present the following additional risks...



       - BUYING AND SELLING NASDAQ-100 SHARES(SM) - the Fund may not be able to buy or sell Nasdaq-100 Shares(SM) during any period in which the Amex halts trading. An exchange may halt trading as the result of the activation of market-wide "circuit-breakers," or whenever officials of the applicable exchange determine it is appropriate in the interest of a fair and orderly market or to protect investors. A circuit breaker is a measure instituted by the various exchanges to halt trading temporarily when the market falls by an amount based on a specified percentage decline in a specified period.



       - NET ASSET VALUE AND MARKET PRICE - the market value of the Nasdaq-100 Shares(SM) may differ from the net asset value of the Trust. This difference in price may be due to the fact that the supply and demand in the market for Nasdaq-100 Shares(SM) at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities held by the Trust.



       - EXPENSES OF THE TRUST - your cost of investing in the Fund will generally be higher than the cost of investing directly in the Nasdaq-100 Shares.(SM) By investing in the Fund, you will indirectly bear fees and expenses charged by the Trust in addition to the Fund's direct fees and expenses.



       - LIMITATIONS ON THE AMOUNT OF NASDAQ-100 SHARES(SM) THAT MAY BE PURCHASED - the Fund, together with its affiliates, generally may not purchase more than 3% of the outstanding Nasdaq-100 Shares.(SM)



 - FUTURES AND OPTIONS - futures and options are agreements to buy or sell securities at a set price on a set date. With a futures contract, the Fund is obligated either to buy or sell the security at the agreed upon terms or to sell the contract to another party (at a loss or gain) before the settlement date. With an option agreement, the Fund has the right but not the obligation to buy or sell the security at the agreed upon terms. The Fund uses futures and options as a way of sharing in the performance of the Index without owning all 100 securities directly. This strategy enhances the Fund's ability to track the Index and improves liquidity. Options and futures prices can be highly volatile, and the loss from an investment in futures could be greater than the contract's original cost. To mitigate these risks, the Fund will not use options or futures for speculative purposes or as leveraged investments that would further magnify the gains or losses of these investments. The Fund will invest only in futures and options whose values are tied to the Index. The Fund intends to buy futures in anticipation of buying stocks.



CHANGES TO FUND POLICIES - The Fund's investment objective is not fundamental and may be changed by the Board of Directors without shareholder approval.

                                                                       THE FUNDS

PERFORMANCE

The information below provides some indication of the risks of investing in each Fund by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance. Past performance does not predict future performance.

DAILY INCOME FUND

Average Annual Total Returns for Periods Ended 12/31/99

                                  [BAR CHART]
                                                                                     SINCE
                                                                                    INCEPTION
                                           1 YEAR                   5 YEAR           (11/90)
-----------------------------------------------------------------------------------------------------
DAILY INCOME FUND                           4.6%                     4.9%             4.5%
=====================================================================================================

Best Quarter: Q1 of 1991 1.59%
Worst Quarter: Q2 of 1993 .65%

For the Fund's current yield, call 1-800-258-3030.

                                                              YEARS
                           1991     1992    1993     1994     1995    1996     1997     1999     1998
----------------------------------------------------------------------------------------------------------
TOTAL RETURN               5.67%    3.39%   2.68%    3.63%    5.38%    4.81%   4.92%   4.91%    4.56%
----------------------------------------------------------------------------------------------------------

SHORT-TERM GOVERNMENT SECURITIES FUND
Average Annual Total Returns for Periods Ended 12/31/99

                                                                   SINCE
                                                                 INCEPTION
                                           1 YEAR                 (5/95)
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT                        2.9%                    5.1%
SECURITIES FUND
--------------------------------------------------------------------------------
MERRILL LYNCH 1-4.99 YEAR                    2.0%                    6.2% U.S.
TREASURY INDEX
--------------------------------------------------------------------------------

Best Quarter:   Q4 of 1995          2.12%
Worst Quarter:  Q1 of 1996           .27%

For the Fund's current yield, call 1-800-258-3030.

                                  [BAR CHART]

                                      YEARS
                   1996          1997             1998              1999
--------------------------------------------------------------------------------
TOTAL RETURN       4.46%         5.73%            5.51%             2.88%
--------------------------------------------------------------------------------

22    THE FUNDS



SHORT-TERM BOND FUND
Average Annual Total Returns for Periods Ended 12/31/99


                                                                                          SINCE
                                                                                        INCEPTION
                                   1 YEAR                        5 YEAR                  (11/91)
---------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                 3.2%                          6.4%                    5.8%
---------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-4.99 YEAR            2.2%                          6.9%                    6.2%
    CORP./GOV. INDEX
=========================================================================================================

Best Quarter:        Q3 of 1992    3.71%
Worst Quarter:       Q1 of 1994    -.62%

For the Fund's current yield, call 1-800-258-3030.

[BAR GRAPH]

YEARS        1992         1993        1994        1995         1996          1997        1998       1999

TOTAL
RETURN       6.3%         6.62%       0.09%       10.81%       5.16%         6.62%       6.40%      3.21%




STOCK INDEX FUND
Total Returns for Period Ended 12/31/99


                                                                                          SINCE
                                                                                        INCEPTION
                                                                                         (10/99)
---------------------------------------------------------------------------------------------------------
STOCK INDEX FUND                                                                           9.7%
---------------------------------------------------------------------------------------------------------
STANDARD & POOR'S 500                                                                      9.7%
  STOCK INDEX
=========================================================================================================

                                                               THE FUNDS     23



VALUE FUND
Average Annual Total Returns for Periods Ended 12/31/99


                                                                                                 SINCE
                                                                                                INCEPTION
                                               1 YEAR                   5 YEAR                   (11/90)
--------------------------------------------------------------------------------------------------------------
VALUE FUND                                    -3.2%                     16.0%                      14.2%
--------------------------------------------------------------------------------------------------------------
STANDARD & POOR'S 500                         21.0%                     28.5%                      21.1%
    STOCK INDEX
--------------------------------------------------------------------------------------------------------------

Best Quarter:        Q2 of 1999          14.71%
Worst Quarter:       Q3 of 1999         -14.66%

[BAR GRAPH]

YEARS        1991        1992        1993        1994        1995        1996        1997       1998       1999

TOTAL
RETURN       17.16%      11.68%      18.83%      2.50%       33.78%      17.94%      26.70%     8.31%      -3.21%



SMALL COMPANY STOCK FUND
Average Annual Total Returns for Periods Ended 12/31/99


                                                                    SINCE
                                                                   INCEPTION
                                               1 YEAR               (3/98)
---------------------------------------------------------------------------------
SMALL COMPANY STOCK FUND                        -.6%                 -6.5%
---------------------------------------------------------------------------------
RUSSELL 2000 INDEX                              21.4%                 6.3%
---------------------------------------------------------------------------------


Best Quarter:        Q2 of 1999          21.90%
Worst Quarter:       Q3 of 1998         -12.82%

[BAR GRAPH]

YEARS          1999

TOTAL
RETURN         -0.55%



No performance information is shown for either the International Stock Index Fund or the Nasdaq-100 Index Tracking Stock(SM) Fund because both of those Funds have been in existence for less than one year.

24     THE FUNDS

Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of a Fund. There are no transaction fees and you pay no sales commission ("load") when you buy shares directly from the distributor.



SHAREHOLDER TRANSACTION EXPENSES



                                       SALES LOAD    SALES LOAD    DEFERRED SALES
                                           ON      ON REINVESTED      LOAD ON       REDEMPTION     EXCHANGE
                                       PURCHASES     DIVIDENDS      REDEMPTIONS        FEE           FEE
Daily Income Fund                         None          None            None           None          None
Short-Term Government Securities Fund     None          None            None           None          None
Short-Term Bond Fund                      None          None            None           None          None
Stock Index Fund                          None          None            None           None          None
Value Fund                                None          None            None           None          None
Small Company Stock Fund                  None          None            None           None          None
International Stock Index Fund            None          None            None           None          None
NASDAQ-100 Index Tracking Stock(SM)
  Fund                                    None          None            None           None          None



ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Funds' assets)(a) (as a percentage of average daily net assets)



                                                                             TOTAL FUND
                                                     MANAGEMENT    OTHER     OPERATING
                                                        FEES      EXPENSES    EXPENSES
Daily Income Fund                                      0.50%       0.34%       0.84%
Short-Term Government Securities Fund                  0.45%       0.41%       0.86%
Short-Term Bond Fund                                   0.60%       0.23%       0.83%
Stock Index Fund(b,c)                                  0.05%       0.64%       0.69%
Value Fund                                             0.55%       0.19%       0.74%
Small Company Stock Fund                               0.84%       1.18%       2.02%
International Stock Index Fund(c,d)                    0.15%       1.64%       1.79%
NASDAQ-100 Index Tracking Stock(SM) Fund(d)            0.25%       1.46%       1.71%



       (a)There were some Funds' that had Total Operating Expenses that were less than the amounts shown above for the most recent fiscal year. This is because some of the fees were waived by RE Advisers. These waivers may be eliminated by RE Advisers with 90 days notice and Board approval. With the fee waivers, the Funds' actual Total Operating Expenses for the year ended December 31, 1999 were as follows:



                        Daily Income Fund                       0.80%
                        Short-Term Government Securities Fund   0.75%
                        Short-Term Bond Fund                    0.75%
                        Stock Index Fund                        0.69%
                        Value Fund                              0.74%
                        Small Company Stock Fund                1.50%



          With the fee waivers, the funds' actual Total Operating Expenses for the year ended December 31, 1999 would have been if the funds' had been in existence:



                        International Stock Index Fund          1.50%
                        NASDAQ-100 Index Tracking Stock(SM)
                         Fund                                   1.50%




       (b)The Management Fees for Stock Index Fund have been restated since December 31, 1999 to reflect a reduction in management fees effective March 15, 2000.



       (c)The Other Expenses for Stock Index Fund and International Stock Index Fund include a .25% Administrative Fee paid to RE Advisers.



       (d)The Other Expenses for International Stock Index Fund and NASDAQ-100 Index Tracking Stock(SM) Fund are based on estimated expenses for the current fiscal year.

EXAMPLES


The example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes you invest $10,000 in a fund with a redemption at the end of each future time period. It also assumes each Fund has a 5% return each year.(a)



                                            1 YEAR 3 YEARS  5 YEARS  10 YEARS
Daily Income Fund                              $82    $264     $462    $1,036
Short-Term Government Securities Fund          $76    $263     $400    $1,064
Short-Term Bond Fund                           $76    $257     $453    $1,020
Stock Index Fund(b)                            $70    $220     $322      $449
Value Fund                                     $75    $234     $408      $911
Small Company Stock Fund                      $150    $574   $1,024    $2,272
International Stock Index Fund(c)             $150    $526      N/A       N/A
NASDAQ-100 Index Tracking Stock(SM) Fund(c)   $150    $510      N/A       N/A



       (a)There are no charges imposed upon redemption. One year figures are based on actual Total Operating Expenses.



       (b)The expense example for Stock Index Fund has been restated since December 31, 1999 to reflect a reduction in management fees effective March 15, 2000.



       (c)The expense example for International Stock Index Fund and NASDAQ-100 Index Tracking Stock(SM) Fund are based on estimated expenses for the current fiscal year.



THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE FEES OR EXPENSES FOR EACH FUND. ACTUAL FEES AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance, But is included for illustrative purposes only.

                                                              THE FUNDS     25


INVESTMENT MANAGER

    RE Advisers
    4301 Wilson Boulevard
    Arlington, VA 22203

The investment manager is responsible for selecting investments, managing the portfolios and setting investment strategies and policies. RE Advisers was launched in 1990 and now manages over $750 million for mutual fund and private account investors.

RE Advisers, incorporated in the Commonwealth of Virginia in 1995 (formerly incorporated in the District of Columbia in 1990), is a direct subsidiary of RE Investment Corporation and an indirect, wholly-owned subsidiary of NRECA, a non-profit organization which serves and represents the nation's consumer-owned rural electric cooperatives.

In 1999, the Funds paid RE Advisers the following fees, expressed as a percent of fund assets:

Daily Income Fund                               .46%
Short-Term Government
   Securities Fund                              .34%
Short-Term Bond Fund                            .52%
Value Fund                                      .55%
Small Company Stock Fund                        .32%

INVESTMENT MANAGER FOR THE STOCK INDEX FUND

    Bankers Trust (BT)
    130 Liberty Street
    One Bankers Trust Plaza
    New York, NY 10006

As of March 31, 2000, BT had total assets under management of approximately $239 billion. BT is dedicated to serving the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

BT also serves as the administrator for the Equity 500 Index Portfolio. Under an Administration and Services Agreement with the Portfolio, BT calculates the value of the assets of the Portfolio and generally assists the Portfolio's Board in all aspects of the administration and operation. Under the Administration and Services Agreement, BT may delegate one or more of its responsibilities to others, at BT's expense.

RE Advisers serves as the administrator for the Stock Index Fund. Pursuant to an Administrative Service Agreement, RE Advisers provides certain administrative services to the Fund and generally assists in all aspects of its operation.

In 1999, the Stock Index Fund paid BT .08% of net assets and paid RE Advisers
 .25% of net assets.



INVESTMENT MANAGER FOR THE INTERNATIONAL STOCK INDEX FUND


    State Street Bank and Trust Company through its State Street
       Global Advisors division (State Street)
    Two International Place
    Boston, MA 02110


    State Street, through its State Street Global Advisors divison, serves as Adviser to the MSCI(R) EAFE(R) Portfolio and, subject to the supervision of the Board of Trustees of the Portfolio, will be responsible for the investment management of the Portfolio. As of March 31, 2000, State Street managed approximately $723.30 billion in assets.


    State Street places all orders for purchases and sales of the MSCI(R) EAFE(R)Portfolio's investments. In selecting broker-dealers, State Street may consider research and brokerage services furnished to it and its affiliates. Affiliates of State Street may receive brokerage commissions from the MSCI(R) EAFE(R) Portfolio in accordance with procedures adopted by the Trustees under 1940 Act, which require periodic review of these transactions.

26     THE FUNDS


PORTFOLIO MANAGERS

Portfolio managers oversee the Funds' day-to-day operations.

DAILY INCOME FUND
Patricia Murphy
Ms. Murphy has managed the Fund since 1998 and is a senior investment analyst for RE Advisers and NRECA. She has been with NRECA since 1997.

SHORT-TERM GOVERNMENT SECURITIES FUND AND SHORT-TERM BOND FUND
Douglas Kern
Mr.Kern has managed the Funds since their inception and has been a senior fixed-income portfolio manager for NRECA since 1985.


VALUE FUND, SMALL COMPANY STOCK FUND, AND NASDAQ-100 INDEX TRACKING STOCK(SM)
FUND
Peter Morris
Mr. Morris is the director of investments for RE Advisers and NRECA. He has been with NRECA since 1974.


Stuart Teach
Mr. Teach is a senior equity portfolio manager for RE Advisers and NRECA. He and Mr. Morris have co-managed the Funds since their inception. Mr. Teach has been with NRECA since 1985.

BOARD OF DIRECTORS

The Board of Directors establishes Homestead Funds' corporate policies and monitors Fund performance.

DISTRIBUTOR

RE Investment Corporation
4301 Wilson Boulevard
Arlington, VA 22203

TRANSFER AGENT

NFDS, Inc.
P.O. Box 219486
Kansas City, MO 64121-9486

The transfer agent processes transactions, disburses distributions and provides accounting services for the Homestead Funds.

CUSTODIAN

State Street Bank and Trust Company

                                                               THE FUNDS     27


DISTRIBUTIONS AND TAXES

Each Fund intends to distribute substantially all of its ordinary income and capital gains. You may elect to have distributions automatically reinvested in your Fund account. Whether reinvested or received, distributions are generally taxable to non-retirement account investors. We'll mail you IRS Form 1099 at the end of January indicating the federal tax status of your income and capital gains distributions for the prior year.

DISTRIBUTION SCHEDULE

Interest Income

DAILY INCOME FUND                             Declared daily and paid monthly

SHORT-TERM GOVERNMENT SECURITIES FUND         Declared daily and paid monthly

SHORT-TERM BOND FUND                          Declared daily and paid monthly

STOCK INDEX FUND                              Declared and paid quarterly

VALUE FUND                                    Declared and paid semi-annually

SMALL COMPANY STOCK FUND                      Declared and paid annually


INTERNATIONAL STOCK INDEX FUND                Declared and paid annually



NASDAQ-100 INDEX TRACKING STOCK(SM) FUND      Declared and paid annually


Capital Gains

ALL FUNDS                                     If any, declared and paid no less
                                              frequently than annually

28     THE FUNDS


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The figures for the periods prior to June 30, 2000, were audited by independent auditors. The figures for the period ended June 30, 2000, have not been audited. The Funds' independent auditor is Deloitte & Touche LLP. The figures for periods prior to 1997 were audited by other auditors. If you would like to receive a copy of the latest semi-annual report, which includes complete financials and footnotes, please call 1-800-258-3030.

DAILY INCOME FUND

For a Share Outstanding Throughout Each Period



                                         SIX MONTHS
                                       ENDED JUNE 30, 2000                           YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                         (UNAUDITED)            1999          1998          1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.....      $1.00              $1.00         $1.00         $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (a)...........       0.03               0.04          0.05          0.05           0.05           0.05
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations....       0.03               0.04          0.05          0.05           0.05           0.05
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
   Net investment income...............      (0.03)             (0.04)        (0.05)        (0.05)         (0.05)         (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions.................      (0.03)             (0.04)        (0.05)        (0.05)         (0.05)         (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........      $1.00              $1.00         $1.00         $1.00          $1.00          $1.00
===================================================================================================================================
TOTAL RETURN...........................       2.71%(b)           4.56%         4.91%         4.92%          4.81%          5.38%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (thousands)..........................    $68,021            $63,734       $58,577       $53,033        $57,871        $52,699
Ratio of gross expenses before
  voluntary expense limitation to
  average net assets...................       0.83%(c)           0.84%         0.87%         0.83%          0.81%          0.87%
Ratio of net investment income to
   average net assets (a)..............       5.36%(c)           4.47%         4.80%         4.80%          4.71%          5.25%
Ratio of expenses to average
  net assets (a).......................       0.80%(c)           0.80%         0.80%         0.80%          0.76%          0.75%




------------------------

(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with RE Advisers.
(b) Aggregate total return for the period.
(c) Annualized.

                                                                THE FUNDS     29

SHORT-TERM GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                  MAY 1, 1995
                                                                                                               (INCEPTION DATE)
                                                 SIX MONTHS                     YEAR ENDED DECEMBER 31,         TO DECEMBER 31,
                                             ENDED JUNE 30, 2000   --------------------------------------------
                                                 (UNAUDITED)        1999        1998        1997        1996           1995
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR..............        $5.00          $5.09       $5.07       $5.05       $5.09      $5.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (a)....................         0.13           0.23        0.25        0.26        0.26       0.18
   Net realized and unrealized gain (loss)
      on investments............................         0.00          (0.09)       0.02        0.02       (0.04)      0.09
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.............         0.13           0.14        0.27        0.28        0.22       0.27
-------------------------------------------------------------------------------------------------------------------------------
Distributions
   Net investment income........................        (0.13)         (0.23)      (0.25)      (0.26)      (0.26)     (0.18)
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions..........................        (0.13)         (0.23)      (0.25)      (0.26)      (0.26)     (0.18)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..................        $5.00          $5.00       $5.09       $5.07       $5.05      $5.09
===============================================================================================================================
TOTAL RETURN....................................         2.58%(b)       2.88%       5.51%       5.73%       4.46%      5.44%(b)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)...........      $29,526        $34,459     $23,930     $16,187      $7,692     $2,658
Ratio of gross expenses before voluntary expense
   limitation to average net assets.............         0.83%(c)       0.86%       1.03%       1.27%       2.30%      6.21%(c)
Ratio of net investment income to
   average net assets (a).......................         5.10%(c)       4.63%       5.00%       5.19%       5.16%      5.18%(c)
Ratio of expenses to average net assets (a).....         0.75%(c)       0.75%       0.75%       0.75%       0.75%      0.75%(c)
Portfolio turnover rate.........................           18%(c)          9%         57%         12%         21%        11%(c)




--------------------

(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with RE Advisers.
(b) Aggregate total return for the period.
(c) Annualized.

30     THE FUNDS


SHORT-TERM BOND FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                 SIX MONTHS                               YEAR ENDED DECEMBER 31,
                                              ENDED JUNE 30, 2000 ---------------------------------------------------------------
                                                 (UNAUDITED)       1999          1998          1997           1996         1995
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR..............      $5.09        $5.21         $5.18         $5.15          $5.19        $4.95
---------------------------------------------------------------------------------------------------------------------------------

Income from investment operations
   Net investment income (a)....................       0.15         0.28          0.29          0.30           0.29         0.28
   Net realized and unrealized gain (loss)
      on investments............................       0.00        (0.12)         0.03          0.03          (0.04)        0.24
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.............       0.15         0.16          0.32          0.33           0.25         0.52
---------------------------------------------------------------------------------------------------------------------------------
Distributions
   Net investment income........................      (0.15)       (0.28)        (0.29)        (0.30)         (0.29)       (0.28)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions..........................      (0.15)       (0.28)        (0.29)        (0.30)         (0.29)       (0.28)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..................      $5.09        $5.09         $5.21         $5.18          $5.15        $5.19
=================================================================================================================================
TOTAL RETURN....................................       2.91%(b)     3.21%         6.40%         6.62%          5.16%       10.81%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)...........   $150,354     $171,694      $146,350      $108,898        $81,470      $62,125
Ratio of gross expenses before voluntary expense
   limitation to average net assets.............       0.86%(c)     0.83%         0.84%         0.87%          0.76%        0.86%
Ratio of net investment income to
   average net assets (a).......................       5.75%(c)     5.48%         5.53%         5.75%          5.72%        5.49%
Ratio of expenses to average net assets (a).....       0.75%(c)     0.75%         0.75%         0.75%          0.75%        0.75%
Portfolio turnover rate.........................         16%(c)       37%           62%           55%            49%          35%



-------------------

(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with RE Advisers.
(b) Aggregate total return for the period.
(c) Annualized.

                                                               THE FUNDS     31


VALUE FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             SIX MONTHS                           YEAR ENDED DECEMBER 31,
                                          ENDED JUNE 30, 2000 --------------------------------------------------------------
                                             (UNAUDITED)        1999          1998            1997       1996         1995
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.......      $23.53          $26.50          $25.50        $20.99     $18.44       $14.50
----------------------------------------------------------------------------------------------------------------------------

Income from investment operations
   Net investment income (a).............        0.21            0.41            0.40          0.37       0.39         0.41
   Net realized and unrealized gain......
      on investments.....................       (1.41)          (1.23)           1.72          5.22       2.91         4.47
----------------------------------------------------------------------------------------------------------------------------
   Total from investment operations......       (1.20)          (0.82)           2.12          5.59       3.30         4.88
----------------------------------------------------------------------------------------------------------------------------
Distributions
   Net investment income.................       (0.21)          (0.41)          (0.40)        (0.37)     (0.39)       (0.41)
   Net realized gain.....................         --            (1.74)          (0.72)        (0.71)     (0.36)       (0.53)
----------------------------------------------------------------------------------------------------------------------------
   Total distributions...................       (0.21)          (2.15)          (1.12)        (1.08)     (0.75)       (0.94)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........      $22.12          $23.53          $26.50        $25.50     $20.99       $18.44
============================================================================================================================
TOTAL RETURN.............................       (5.11)% (b)     (3.21)%          8.31%        26.70%     17.94%       33.78%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)....    $323,224        $406,302        $449,002      $378,621   $238,550     $147,506
Ratio of gross expenses before voluntary
  expense limitation to average net
  assets.................................       N/A             N/A            N/A           N/A        N/A          N/A
Ratio of net investment income to
   average net assets (a)................        1.71%(c)        1.47%           1.52%         1.59%      2.08%        2.50%
Ratio of expenses to average net
  assets (a).............................        0.81%(c)        0.74%           0.72%         0.79%      0.73%        0.84%
Portfolio turnover rate..................          10%(c)          17%             10%            6%         5%          10%



---------------------

(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with RE Advisers.
(b) Aggregate total return for the period.
(c) Annualized.

32     THE FUNDS




STOCK INDEX FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                           OCTOBER 28, 1999
                                                                                        SIX MONTHS         (INCEPTION DATE)
                                                                                    ENDED JUNE 30, 2000     TO DECEMBER 31,
                                                                                        (UNAUDITED)               1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR................................................       $10.96                 $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations
   Net investment income (a)......................................................         0.03                   0.01
   Net realized and unrealized gain
       on investments.............................................................        (0.11)                  0.96
----------------------------------------------------------------------------------------------------------------------------
   Total from investment operations...............................................        (0.08)                  0.97
----------------------------------------------------------------------------------------------------------------------------
Distributions
   Net investment income..........................................................        (0.03)                 (0.01)
   Net realized gain..............................................................         0.00                   0.00
----------------------------------------------------------------------------------------------------------------------------
   Total distributions............................................................        (0.03)                 (0.01)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD....................................................       $10.85                 $10.96
============================================================================================================================
TOTAL RETURN......................................................................        (0.81)%(b)              9.65%(b)
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands).............................................      $25,490                 $8,311
Ratio of gross expenses before voluntary expense
   limitation to average net assets...............................................        N/A                      N/A
Ratio of net investment income to
   average net assets (a).........................................................         0.71%(c)               0.54%(c)
Ratio of expenses to average net assets (a).......................................         0.52%(c)               0.72%(c)
Portfolio turnover rate...........................................................        N/A                      N/A



---------------------

(a) Excludes excess administrative fees and other expenses in accordance with the Expense Limitation Agreement with RE Advisers.
(b) Aggregate total return for the period.
(c) Annualized.

                                                                THE FUNDS     33




SMALL COMPANY STOCK FUND


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                                           MARCH 4, 1998
                                                       SIX MONTHS                  YEAR ENDED             (INCEPTION DATE)
                                                    ENDED JUNE 30, 2000           DECEMBER 31,            TO DECEMBER 31,
                                                        (UNAUDITED)                   1999                     1998
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR...................       $8.32                        $8.85                $10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations
      Net investment income (a)......................        0.04                         0.05                  0.05
      Net realized and unrealized gain (loss)
        on investments...............................       (0.17)                       (0.10)                (1.15)
---------------------------------------------------------------------------------------------------------------------------
      Total from investment operations...............       (0.13)                       (0.05)                (1.10)
---------------------------------------------------------------------------------------------------------------------------
Distributions
      Net investment income..........................         -                          (0.05)                (0.05)
      Net realized gain..............................         -                          (0.43)                  -
---------------------------------------------------------------------------------------------------------------------------
      Total distributions............................        0.00                        (0.48)                (0.05)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.......................       $8.19                        $8.32                 $8.85
===========================================================================================================================
TOTAL RETURN.........................................       (1.56)%(b)                   (0.55)%              (11.02)%(b)
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (thousands)..................      $9,555                      $10,637                $7,562
Ratio of gross expenses before voluntary expense
      limitation to average net assets...............        1.98%(c)                     2.02%                 3.11%(c)
Ratio of net investment income to
      average net assets (a).........................        0.96%(c)                     0.65%                 1.04%(c)
Ratio of expenses to average net assets (a)..........        1.50%(c)                     1.50%                 1.50%(c)
Portfolio turnover rate..............................          11%(c)                       23%                   20%(c)


----------------------------

(a) Excludes excess investment management fees and other expenses in accordance with the Expense Limitation Agreement with RE Advisers.
(b) Aggregate total return for the year.
(c) Annualized.

34     YOUR ACCOUNT           YOU PAY NO COMMISSIONS OR FEES  WHEN YOU BUY, SELL
                              OR EXCHANGE SHARES DIRECTLY FROM THE DISTRIBUTOR,
                              RE INVESTMENT CORPORATION.

HOW TO BUY, SELL AND EXCHANGE SHARES

You may make transactions on any day Homestead Funds is open for business. See page 40 for our hours of operation. The following instructions apply to non-retirement and individual retirement accounts (IRAs). If you are a participant in an employer-sponsored 401(k), 403(b) or 457 deferred compensation plan, ask your plan administrator for transaction instructions.

HOW TO BUY SHARES


INITIAL INVESTMENT
BY CHECK
--------------------------------------------------------------------------------------------------------------------------
($500 minimum                         Complete an account application and mail it to:
per Fund, non-retirement                  Homestead Funds
account/$200 minimum                      c/o NFDS, Inc.
per Fund, IRA)                            P.O. Box 219486
                                          Kansas City, MO 64121-9486
                                       Include a check payable to Homestead Funds.
BY WIRE
--------------------------------------------------------------------------------------------------------------------------
($500 minimum                         Complete an account application and mail it to:
per Fund, non-retirement                  Homestead Funds
account/$200 minimum,                     c/o NFDS, Inc.
per Fund, IRA)                            P.O. Box 219486
                                          Kansas City, MO 64121-9486
                                      Call 1-800-258-3030 before 4:00 p.m. ET on the day you expect to wire funds to confirm receipt of your account application and to get wire instructions.
                                      Homestead Funds does not charge a fee to receive a wire transfer, but your bank may charge a fee to send one.
THROUGH AN
AUTOMATIC
INVESTMENT PLAN
--------------------------------------------------------------------------------------------------------------------------
(no minimum)                          Complete an account application and mail it to:
                                          Homestead Funds
                                          c/o NFDS, Inc.
                                          P.O. Box 219486
                                          Kansas City, MO 64121-9486
                                      See page 41 for information on this service.

SUBSEQUENT INVESTMENT
BY CHECK
--------------------------------------------------------------------------------------------------------------------------
(no minimum)                          Send a check, payable to Homestead Funds, to:
                                          Homestead Funds
                                          c/o NFDS, Inc.
                                          P.O. Box 219486
                                          Kansas City, MO 64121-9486
                                      Write your account number on the check.
BY WIRE
--------------------------------------------------------------------------------------------------------------------------
 (no minimum)                         Call 1-800-258-3030 before 4:00 p.m. ET on the day you expect to wire funds to get wire instructions. Homestead Funds does not charge a fee to receive a wire transfer, but your bank may charge a fee to send one.

BY ACH TRANSFER
--------------------------------------------------------------------------------------------------------------------------
(no minimum)                          Call 1-800-258-3030 before 4:00 p.m. ET. We will take your instructions over the phone and transfer money from the bank account listed on your account application to your fund account. In order to use this service, you must have authorized telephone privileges and your bank must be a member of the ACH network.

                                                            YOUR ACCOUNT     35

HOW TO SELL SHARES

Daily Income Fund investors may also redeem shares by writing checks against their account. See page 42 for more information.


BY MAIL                                                                                          PAYMENT METHOD
-----------------------------------------------------------------------------------------------------------------------------------
Send a letter to:                                                                                Check mailed within
    Homestead Funds                                                                              seven days
    c/o NFDS, Inc.
    P.O. Box 219486
    Kansas City, MO 64121-9486

Include the name of the Fund, the dollar amount or the number of shares to be sold, the name of the account owners and your account number. Your letter must be signed by all registered account owners. Sign your name exactly as shown in the account registration. Check the Signature Guarantee section on page 39 to see if your signature needs to be guaranteed.

If you elected to receive stock certificates for your shares, you must endorse and include these with your letter of instructions. Certificates must be signed by all registered account owners. Sign your name exactly as shown in the account registration. Signatures must be guaranteed.

If you have an estate, trust, guardianship, custodianship, partnership, pension or profit sharing account, you may be required to send other documents to authorize a redemption. Call Homestead Funds at 1-800-258-3030.


BY PHONE                                                                                         PAYMENT METHOD
-----------------------------------------------------------------------------------------------------------------------------------
Call 1-800-258-3030. In order to use this service, you must have authorized                      Check mailed to address of
telephone privileges.                                                                            record within seven days
                                                                                                 --or--
You cannot make telephone redemptions if stock certificates for the shares                       Funds transferred
involved have been issued and are still outstanding.                                             electronically to bank
                                                                                                 account of record
For Traditional and Roth IRAs only, you must meet the age requirement for                        (We send funds by
distributions (age 59 1/2 or older) in order to redeem by phone. See page 41 for                 ACH transfer unless you
additional restrictions and guidelines. Homestead Funds and its agents will not                  request a wire transfer.
be liable for any losses unless you properly notify them prior to 60 days from                   We charge a nominal
the date of the transaction and the loss is due to the negligence of Homestead                   fee to send a wire.)
Funds or its agents. A properly executed application or other authorized form of
Homestead Funds must be received to authorize this option.

If you have a trust, guardianship, custodianship, partnership, pension or profitsharing account, you may need to complete additional documents to authorize telephone redemptions. You cannot make telephone redemptions from an estate account.

36     YOUR ACCOUNT




HOW TO EXCHANGE SHARES

An exchange is technically a redemption and subsequent investment. Depending on the Funds and types of accounts involved, it may be a taxable event.


BY MAIL
---------------------------------------------------------------------------------------------------------------------------------
(no minimum if                            Send a letter to:
exchanging between                            Homestead Funds
existing accounts/                            c/o NFDS, Inc.
$100 minimum if                               P.O. Box 219486
exchanging to a                               Kansas City, MO 64121-9486
new account)
                                          Specify the Fund names, owners' names and account numbers for the Funds you're exchanging from and to. If exchanging to a new account, write "New" instead of an account number. Tell us the dollar amount or number of shares you wish to exchange. Your letter must be signed by all registered account owners. Sign your name exactly as shown in the account registration.

                                          Check the Signature Guarantee section on page 39 to see if your signature needs to be guaranteed.

                                          Specify any services (e.g. Automatic Investment, telephone privileges) established for your current account that you want to include on the account you're exchanging to.

BY PHONE
--------------------------------------------------------------------------------------------------------------------------------
(no minimum if between                    Call 1-800-258-3030. The Funds you're exchanging from and to must be identically
existing accounts/                        registered.
$100 minimum if
exchanging to a                           You cannot make telephone exchanges if stock certificates for the shares involved have
new account)                              been issued and are still outstanding.

                                          If you have a trust, guardianship, custodianship, partnership, pension or profit sharing account, you may need to complete additional documents to authorize telephone exchanges.
                                          You cannot make telephone exchanges from an estate account.

                                                         YOUR ACCOUNT     37

Conditions of Purchase

All purchases must be made in U.S. dollars and, to avoid fees and delays, all checks must be drawn on U.S. banks. No cash will be accepted. Homestead Funds and its distributor reserve the right to reject any purchase for any reason and to cancel any purchase due to nonpayment. If your purchase is canceled due to nonpayment or because your check does not clear (and, therefore, we are required to redeem your account), you will be responsible for any loss the Funds incur.

Broker-Dealers

You may also buy shares of the Homestead Funds from an authorized broker-dealer. A broker-dealer may charge you a transaction fee or take a commission from your investment for this service.

Determination of "Good Order"

Purchases are not binding on Homestead Funds or its distributor or considered received until requests are received by the transfer agent in "good order." For the Daily Income Fund, investments made by federal funds wire are considered to be in "good order" upon our receipt of the wire. Daily Income Fund investments made by other methods, including personal check and ACH transfer must be converted to federal funds before we consider them to be in "good order." Checks drawn on banks which are members of the Federal Reserve system are usually converted to federal funds within one business day. Checks drawn on non-member financial institutions may take longer. Investments made to other Homestead Funds are considered to be in "good order" when received.

How We Handle Incomplete Instructions

If your instructions to buy, sell or exchange shares are not complete, we will try to contact you. If we don't receive further instructions within a reasonable period of time, we will return your request and any checks sent with it.

Redemption Payments

If you instruct us to redeem shares you recently purchased by personal, corporate or government check, your redemption payment will be held until your purchase check has cleared. This usually takes no more than 10 days from our receipt of the purchase check. Your transaction will be priced on the day we receive your redemption request.

When Transactions Are Priced

Investments, redemptions and exchanges received in "good order" before 4:00 p.m. ET are priced at the Fund's net asset value per share at the market's close on that business day. Telephone redemptions and telephone exchanges made after 4:00 p.m. ET will be priced at the Fund's net asset value per share at the market's close on the following business day. Telephone investments made after 4:00 p.m. ET will not be accepted. We will disregard any instruction to process transactions on a specific date.

38     YOUR ACCOUNT

How Fund Prices
Are Determined

Each Fund's net asset value per share is determined by adding the value of all securities, cash and other assets of the Fund, subtracting liabilities (including accrued expenses and dividends payable) and dividing the result by the total number of outstanding shares in the Fund.

WHEN CALCULATED--Each Fund's net asset value per share is calculated as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m.
ET). Net asset values per share are calculated every day the New York Stock Exchange is open for trading. The Exchange is closed on weekends and all major holidays.

VALUATION METHODOLOGY (DAILY INCOME FUND)--For purposes of calculating the Daily Income Fund's net asset value per share, portfolio securities are valued on the basis of amortized cost, which does not take into account unrealized gains or losses on the portfolio securities. Amortized cost valuation involves initially valuing a security at its cost, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value of a security, as determined by amortized cost, may be higher or lower than the price the Daily Income Fund would receive if it sold the security.

VALUATION METHODOLOGY (ALL OTHER FUNDS)--Portfolio securities are valued primarily based on market quotations, or if market quotations are not available, by a method that the Board of Directors believes accurately reflects fair value.

Stock Certificates

If you have been a shareholder for at least 30 days and want to receive certificates for your shares, send a letter of instruction to:

        Homestead Funds
        c/o NFDS, Inc.
        P.O. Box 219486
        Kansas City, MO 64121-9486

Stock certificates are not issued for the Daily Income Fund. If you wish to redeem or exchange shares for which you have been issued certificates, you need to endorse and return the certificates before we can process your transaction. For this reason, most shareholders elect not to receive certificates. If you lose certificates, there may be a charge to replace them.

                                                             YOUR ACCOUNT     39

Signature Guarantees

A signature guarantee is proof that your signature is authentic. We require a specific type of signature guarantee, known as a medallion stamp.

WHEN NEEDED--A medallion stamp is required when you...

-      endorse stock certificates

- instruct us to redeem amounts of $50,000 or more (unless you are redeeming shares by phone)

- instruct us to process a transfer of assets in amounts of $250,000 or more for custodian to custodian IRA accounts

- instruct us to mail or wire redemption proceeds to an address other than the address of record

- instruct us to make a redemption check payable to someone other than the registered account owner(s)

- instruct us to exchange shares between accounts that have different registrations.

For estate, trust and other non-individual accounts, there are other instances when you may need a medallion stamp. Please check with a Homestead Funds' representative.

WHERE TO OBTAIN--You can get a medallion stamp from any of the following financial institutions authorized to issue them...

-      bonded banks

-      securities brokers or dealers

-      credit unions

- savings and loan associations, building and loan associations, cooperative banks, federal savings banks and associations

- national securities exchanges, registered securities exchanges and securities clearing houses.

We will not accept a guarantee from a notary in lieu of a medallion stamp because notaries do not compensate you or Homestead Funds in case of fraud.

Minimum Account Size

Due to the relatively high cost of maintaining small accounts, Homestead Funds reserves the right to close your account if the value of the account falls below $500 as the result of redemptions or if you elect to participate in the automatic investment plan and stop making investments before the account reaches $500. Before closing your account, we will notify you in writing and give you 60 days to bring your account balance to at least $500.

Excessive Trading

To protect all shareholders against costs associated with excessive trading, the Value Fund and Small Company Stock Fund may at their discretion limit shareholders to one exchange per calendar quarter. Shareholders would be notified in writing if such a policy were to be implemented. This policy would not prevent you from making redemptions.

40     SERVICES                    TO ASK A QUESTION ABOUT YOUR HOMESTEAD FUNDS
                                   ACCOUNT OR MAKE TRANSACTIONS BY PHONE, CALL
                                   1-800-258-3030



Important Addresses and Phone Numbers

Send transaction instructions and account inquiries to...

        REGULAR MAIL
        Homestead Funds
        c/o NFDS, Inc.
        P.O. Box 219486
        Kansas City, MO 64121-9486

        OVERNIGHT MAIL
        Homestead Funds
        c/o NFDS, Inc.
        330 W. 9th Street, 1st Floor
        Kansas City, MO 64105-1514
        Attention: Shareholder Services

Send requests for general fund information and sales literature to...

        Homestead Funds
        4301 Wilson Boulevard, RSI8-305
        Arlington, VA  22203
        Attention: Investments Division

To reach a Homestead Funds representative by phone, call...
        1-800-258-3030

Our fax number is...
        1-703-907-5606
Shareholders are responsible for confirming receipt. We will not accept a signature guarantee sent by fax.

Hours of Operation

You may buy, sell or exchange shares of Homestead Funds on any day the New York Stock Exchange is open. The Exchange is closed on weekends and all major holidays.

Representatives are available on business days from 8:30 a.m. to 5:00 p.m., ET. If you've established telephone privileges, representatives can take your instructions to buy, sell (non-retirement accounts only) or exchange shares over the phone. Telephone transactions must be made by 4:00 p.m. ET to be priced at the Fund's closing price on that business day. For transaction instructions, see page 34.

24-Hour, Automated Telephone Service

To hear a recording of the Funds' most recent net asset values, call 1-800-258-3030. Net asset value information is available 24 hours a day, seven days a week.

Account Statements

CONFIRMATION STATEMENT--Whenever you buy or sell shares or have distributions reinvested in your account, we send a confirmation statement. This statement shows the date of the transaction, number of shares involved and share price.

MONTHLY AND YEAR-END STATEMENT--We send statements at the beginning of every month showing all activity in your account during the previous month. Your December monthly statement, mailed in early January, lists all activity in your account during the previous year.

Fund Reports

Shareholders receive reports twice a year. Reports include a summary of the financial markets, an explanation of fund strategy, performance, portfolio holdings and financial statements. The semi-annual report covers the six-month period ending June 30; the annual report covers the 12-month period ending December 31.

                                                                SERVICES     41

Telephone Transaction Privileges

We can take your instructions to buy, sell or exchange fund shares over the phone. See the transaction instructions section beginning on page 34, for procedures.

HOW TO AUTHORIZE--Use the account application to authorize us to act on your instructions to buy or sell shares. You are automatically authorized to make telephone exchanges. Use the account application to decline this service. To modify your telephone transaction privileges for an existing account, send us a letter.

IRA TELEPHONE REDEMPTIONS--Telephone redemptions from IRA accounts are accepted only for Traditional and Roth IRAs (not for SEP, SIMPLE and Education IRAs) and only for shareholders who meet the age requirement for IRA distributions (59 1/2 or older). Telephone withdrawals are limited to $100,000 per day. Distributions from Traditional IRAs are generally taxable as income. Our representative will ask you if you would like a portion of your redemption amount withheld for payment of taxes. You may accept or decline this option. See page 33 for additional restrictions and guidelines.

BUSY PERIODS--We strive to answer calls promptly at all times. However, during periods of exceptionally high market volatility, you may have trouble reaching a representative by phone. If this occurs, please consider sending your transaction instructions by overnight mail. Address on page 40.

SAFEGUARDS AND LIMITS TO LIABILITY--Homestead Funds and NFDS, our transfer agent, have established procedures designed to protect you and the Funds from loss. We will take reasonable steps to confirm your identity before accepting your instructions, we will tape record your instructions and we will send a statement confirming your transaction. In light of these procedures, Homestead Funds will not be liable for following instructions we or our transfer agent believe to be genuine.

Automatic Investment/
Redemption Plans

AUTOMATIC INVESTMENT (BY ACH TRANSFER)--You can invest automatically by having a set amount of money moved from your bank account to your Homestead Funds account. The transfer takes place on or about the 20th of each month. You determine the amount to transfer. Your bank must be located in the U.S. and must participate in the ACH network. Homestead Funds does not charge a fee for this service, but your bank might. Check with your bank before establishing this service.

AUTOMATIC INVESTMENT (BY PAYROLL DEDUCTION)--You can invest automatically by having money deducted from your paycheck, Social Security or other federal government check and directed to your Homestead Funds account. Money is invested as soon as we receive it from the sender, typically on or about the date your check is issued. You determine the amount to invest. Check with your employer to be sure they can accommodate payroll deduction plans before you establish this service.

42     SERVICES

AUTOMATIC WITHDRAWAL--You can redeem shares of your Homestead Funds accounts automatically and have the proceeds transferred to your bank account. The transfer takes place on or about the 25th of each month. You determine the amount to transfer. Your bank must be located in the U.S. and must participate in the ACH network. Homestead Funds does not charge a fee for this service, but your bank might. Check with your bank before establishing this service.

FOR IRAS--If making automatic
investments to an IRA, be sure your investments do not exceed your total annual IRA contribution limit. In order to make automatic withdrawals from an IRA, you must be 59 1/2 or older.

Checkwriting

ELIGIBILITY--Daily Income Fund shareholders can write checks against their Fund account. If your Daily Income Fund account is a retirement account, you can write checks only if you meet the IRA age requirement for distributions (59 1/2 or older).

MINIMUM AMOUNT--Checks must be written for $100 or more. No taxes will be withheld from check amounts.

ORDERING CHECKS--If you elect checkwriting on your account application and fund your account by check or wire, you receive your first book of checks automatically. To add checkwriting privileges to an existing account or request additional checks, call 1-800-258-3030. There is a nominal charge for check orders. This charge is automatically deducted from your Daily Income Fund account.

CHECK PROCESSING AND STOP PAYMENTS--Checks are processed by our transfer agent, NFDS. To stop payment on a check, call 1-800-258-3030. NFDS does not charge a fee to process checks or stop payment on a check.

CHECKS WRITTEN AGAINST NEWLY OPENED ACCOUNTS--If you opened your account with a personal, corporate or government check, there is a clearing period of typically no more than 10 days. If you attempt to write a redemption check before your investment check has cleared, your redemption check will be returned for insufficient funds.

INSUFFICIENT FUNDS--If you write a check for an amount that exceeds your Daily Income Fund account balance your check will be returned for insufficient funds. We will not automatically transfer money from other Homestead Fund accounts to cover your check.

Retirement Accounts

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)--You can open a Traditional IRA,
Roth IRA, SEP-IRA, SIMPLE IRA or Education IRA in any of the Homestead Funds. To request an IRA application, call 1-800-258-3030.

EMPLOYER-SPONSORED PLANS--Your employer may offer the Homestead Funds as investment options available to participants in a 401(k), 403(b) or 457 (deferred compensation) plan. If your employer's plan does not offer the Homestead Funds, ask your plan administrator to call us at 1-800-285-3030.

                                               ADDITIONAL INFORMATION     43

Service Changes Policy

Homestead Funds may change the terms of these programs or discontinue a service. If we do so, we'll provide 60 days notice to shareholders.

The following materials provide more information about the Homestead Funds and are available upon request.

Statement of Additional Information

The Statement of Additional Information lists other Fund management and investment policies. The Statement of Additional Information is incorporated by reference into this prospectus (is legally considered to be a part of this document).

Reports

Additional information about Fund investments is available in the annual and semi-annual reports to shareholders. Here you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance.

To order materials to be sent to you at no cost, write or call...
        Homestead Funds
        4301 Wilson Boulevard, RSI8-305
        Arlington, VA  22203
        Attention: Investments Division
        1-800-258-3030

These documents are also on file with the Securities & Exchange Commission. You can view text-only versions online at www.sec.gov or, for a fee, request copies from the Commission's public reference room.

        450 Fifth Street, NW
        Washington, DC  20549
        Call 1-800-SEC-3030 for
        reference room information.

Homestead Funds Investment Company Act File Number: 811-06136

                              HOMESTEAD FUNDS, INC.
                              4301 Wilson Boulevard
                               Arlington, VA 22203

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus about the Funds dated January 10, 2001, which may be obtained by telephoning Homestead Funds, Inc. c/o PFPC, Inc. at 1-800-258-3030.



The date of this Statement of Additional Information is January 10, 2001.


                                TABLE OF CONTENTS

 ITEM                   PAGE
 General Information and History
 Investment Restrictions
 Description of Certain Investments
 Management of the Homestead Funds
 Committees of the Board of Directors
 Principal Holders of Securities
 Investment Management and Other Services
 Custodian
 Brokerage Allocation and Other Practices
 Purchase and Redemption of Securities Being Offered
 Determination of Net Asset Value
 Distribution of Shares
 Taxes
 Capital Stock and Corporate Matters
 Performance Information About the Funds
 Independent Auditors
 Legal Matters
 Appendix

GENERAL INFORMATION AND HISTORY

Homestead Funds, Inc. ("Homestead Funds") is a Maryland corporation registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a diversified, open-end management investment company, commonly known as a "mutual fund."

The Homestead Funds currently consist of eight portfolios, the Daily Income Fund, the Short-Term Government Securities Fund, the Short-Term Bond Fund, the Stock Index Fund, the Value Fund, Small Company Stock Fund, NASDAQ-100 Index Tracking Fund and the International Stock Index Fund each of which represents a separate series of capital stock in the Homestead Funds having different investment objectives, investment programs, policies, and restrictions. The Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Stock Index Fund, Value Fund, Small Company Stock Fund, NASDAQ-100 Index Tracking Fund and the International Stock Index Fund are sometimes referred to individually as the "Fund" and collectively as the "Funds."



All of the Funds, except the Stock Index Fund and International Stock Index Fund, are advised and managed by RE Advisers Corporation ("RE Advisers"), which directs the day-to-day operations of each Fund and the investment of each Fund's assets. RE Advisers is an indirect, wholly-owned subsidiary of National Rural Electric Cooperative Association ("NRECA"), a non-profit membership organization whose members provide electric light and power and other services to more than 25 million people in 46 states. The Stock Index Fund invests in a separate investment company managed by Bankers Trust Company. The International Stock Index Fund invests in a separate investment company managed by State Street Bank and Trust Company through its State Street Global Advisers division.



INVESTMENT RESTRICTIONS (ALL FUNDS EXCEPT THE STOCK INDEX FUND, NASDAQ 100 INDEX TRACKING FUND AND THE INTERNATIONAL STOCK INDEX FUND)



In addition to the restrictions set forth in the Prospectus with respect to each Fund (except the Stock Index Fund and International Stock Index Fund), which are described as fundamental investment policies, investment restrictions (1), (2),
(3), (5), (7) (11), (14), and (16) described below, have been adopted as fundamental investment policies of each Fund (except the Stock Index Fund, NASDAQ 100 Index Tracking Fund and International Stock Index Fund). Such fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Fund. As used in the Prospectus and in this Statement of Additional Information, the term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares of a Fund present at a meeting where the holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental objectives, policies, or restrictions of that Fund.



The following investment restrictions apply to each Fund (except the Stock Index Fund, NASDAQ 100 Index Tracking Fund and International Stock Index Fund) except as indicated to the contrary.


A FUND WILL NOT:


(1) Margin and Short Sales: Purchase securities on margin or sell securities short, except the NASDAQ-100 Index Tracking Fund, the Short-Term Bond Fund and the Value Fund may make margin deposits in connection with permissible options and futures transactions subject to (5) and (8) below and may make short sales against the box. As a matter of operating policy, the Short-Term Bond Fund and the Value Fund have no current intention, in the foreseeable future (i.e., the next year), of making short sales against the box;




(2) Senior Securities and Borrowing: Issue any class of securities senior to any other class of securities, although each Fund may borrow for temporary or emergency purposes. Each Fund may borrow up to 10% of its total assets. No additional securities will be purchased for a Fund when borrowed money exceeds 5% of the Fund's total assets. The NASDAQ-100 Index Tracking Fund, the Short-Term Bond Fund and Value Fund may each enter into futures contracts subject to (5) below;


(3) Real Estate: Purchase or sell real estate, or invest in real estate limited partnerships, except each Fund may, as appropriate and consistent with its respective investment objectives, investment program, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate investment trusts, mortgage pass-through securities, mortgage-backed securities, and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities;

(4) Control of Portfolio Companies: Invest in portfolio companies for the purpose of acquiring or exercising control of such companies;


(5) Commodities: Purchase or sell commodities and invest in commodities futures contracts, except that the NASDAQ-100 Index Tracking Fund, the Short-Term Bond Fund and the Value Fund may each enter into only futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the total assets for that Fund (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such future contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under Commodity Futures Trading Commission regulations, may be excluded in computing such 5% limit. The Short-Term Bond Fund and the Value Fund will each utilize only listed futures contract and options thereon. As a matter of operating policy, Short-Term Bond Fund and the Value Fund have no current intention, in the foreseeable future (i.e., the next year), of entering into futures contracts or options thereon;


(6) Investment Companies: Invest in the securities of other open-end investment companies, except that each Fund may purchase securities of other open-end investment companies provided that each such Fund (i) owns no more than 3% of the total outstanding voting securities of any one investment company and (ii) invests no more than 5% of its total assets in the securities of any one investment company or 10% in all other investment companies in the aggregate. Further, as a matter of operating policy, the Daily Income Fund will limit its investments in other investment companies in accordance with the diversification requirements for money market funds specified in (16) below. The Short-Term Government Securities Fund may purchase shares of other investment companies which invest in U.S. Government securities. The restriction (6) does not apply to the NASDAQ-100 Index Tracking Fund.


(7) Underwriting: Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with that Fund's investment objectives, investment program, policies, and restrictions;


(8) Options, Straddles and Spreads: Invest in puts, calls, straddles, spreads or any combination thereof, except that the NASDAQ-100 Index Tracking Fund, the Short-Term Bond Fund and the Value Fund each may invest in and commit its assets to writing and purchasing only put and call options that are listed on a national securities exchange and issued by the Options Clearing Corporation to the extent permitted by the Prospectus and this Statement of Additional Information. In order to comply with the securities laws of several states, neither the Short-Term Bond Fund nor the Value Fund (as a matter of operating policy) will write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options for that Fund exceeds 25% of the market value of that Fund's net assets. In addition, the NASDAQ-100 Index Tracking Fund, the Short-Term Bond Fund and the Value Fund will utilize only listed options issued by the Options Clearing Corporation. The Short-Term Bond Fund and the Value Fund have no current intention, in the foreseeable future (i.e., the next year), of investing in options, straddles and spreads;


(9) Oil and Gas Programs: Invest in interests in oil, gas, or other mineral exploration or development programs or oil, gas and mineral leases, although investments may be made in the securities of issuers engaged in any such businesses;


(10) Ownership of Portfolio Securities by Officers and Directors: Purchase or retain the securities of any issuer if to the knowledge of the Homestead Funds, those officers and directors of the Homestead Funds or RE Advisers who individually own more than 1/2 of 1% of the securities of such issuer collectively own more than 5% of the securities of such issuer; except that this restriction does not apply to the NASDAQ-100 Index Tracking Fund


(11) Loans: Make loans, except that each Fund in accordance with that Fund's investment objectives, investment program, policies, and restrictions may: (i) invest in a portion of an issue of publicly issued or privately placed bonds, debentures, notes, and other debt securities for investment purposes, and (ii) purchase money market securities and enter into repurchase agreements, provided such instruments are fully collateralized and marked to market daily;


(12) Unseasoned Issuers: Invest more than 5% of its total assets in securities of issuers, including their predecessors and unconditional guarantors, which, at the time of purchase, have been in operation for less than three years, other than obligations issued or guaranteed by the United States Government, its agencies, and instrumentalities; except that this restriction does not apply to the NASDAQ-100 Index Tracking Fund



(13) Restricted Securities, Securities Not Readily Marketable, and Illiquid
Securities: Knowingly purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the NASDAQ-100 Index Tracking Fund, the Short-Term Government Securities Fund, Short-Term Bond Fund, Value Fund and Small Company Stock Fund (10% of the net assets of the Daily Income Fund) would be invested in securities that are restricted, illiquid, or not readily marketable, including repurchase agreements maturing in more than seven days and foreign issuers whose securities are not listed on a recognized domestic or foreign exchange. The Short-Term Government Securities Fund will only invest in repurchase agreements collateralized by U.S. Government securities or by securities issued by agencies and instrumentalities of the U.S. Government and guaranteed by the U.S. Government. As a matter of operating policy, in compliance with certain state regulations, no more than 5% of any Fund's total assets will be invested in restricted securities; provided that this operating policy does not apply to the NASDAQ-100 Index Tracking
Fund.

(14) Mortgaging: Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by a Fund, except (i) as may be necessary in connection with permissible borrowings (in which event such mortgaging, pledging, and hypothecating may not exceed 10% of each Fund's total assets) and (ii) with respect to the NASDAQ-100 Index Tracking Fund, the Short-Term Bond Fund, Value Fund and Small Company Stock Fund, as may be necessary, in connection with the use of options and futures contracts;


(15) Warrants: The Daily Income Fund, Short-Term Government Securities Fund and Short-Term Bond Fund will not invest in warrants. The Value Fund and Small Company Stock Fund will limit their investment in warrants to no more than 5% of their respective net assets, valued at the lower of cost or market value, and will further limit its investment in unlisted warrants to no more than 2% of its net assets.

(16) Diversification: Make an investment unless 75% of the value of that Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For purposes of this restriction, the purchase of "other securities" is limited so that no more than 5% of the value of the Fund's total assets would be invested in any one issuer. As a matter of operating policy, each Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all the collateral underlying the repurchase agreements are U.S. Government securities and such repurchase agreements are fully collateralized. Further, as a matter of operating policy, the Daily Income Fund will invest no more than 5% of the value of that Fund's total assets in securities of any one issuer, other than U.S. Government securities, except that the Daily Income Fund may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the 1940 Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the Daily Income Fund will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the 1940
Act) of a single issuer and (ii) 5% of the Daily Income Fund's total assets, when acquired, in Second Tier Securities.


NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS (STOCK INDEX FUND)



         The Stock Index Fund may:

         1. Purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

         2. Invest in other investment companies to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Portfolio exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Portfolio's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Portfolio to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. The Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by the Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, BT attempts to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the Equity 500 Index Portfolio's Board of Trustees ("Equity 500 Index Portfolio Board").

         5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Portfolio will not invest more than 15% of its respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Equity 500 Index Portfolio Board, that any Section 4(2) securities held by the Portfolio in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS


The Stock Index Fund has the following non-fundamental investment policy that enables it to invest in the Portfolio:



          Notwithstanding any other limitation, the Stock Index Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Stock Index Fund. For this purpose, "all of the Stock Index Fund's investable assets" means that the only investment securities that will be held by the Stock Index Fund will be the Stock Index Fund's interest in the investment company.


All other non-fundamental investment policies and the fundamental policies of the Index Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies of the Equity 500 Index Portfolio and its Board, it applies equally to the Index Fund and its Board of Directors ("Board").

EQUITY 500 INDEX PORTFOLIO


The following investment restrictions are "fundamental policies" of the Equity 500 Index Portfolio and may be changed with respect to the Portfolio only by the majority vote of the Portfolio's outstanding interests, as defined above. Whenever the Stock Index Fund is requested to vote on a change in the fundamental policy of the Portfolio, the Stock Index Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Stock Index Fund's votes representing Stock Index Fund shareholders not voting will be voted by the Board in the same proportion as the Stock Index Fund shareholders who do, in fact, vote.


The Equity 500 Index Portfolio may not:

         1. Borrow money or mortgage or hypothecate assets of the Portfolio, except that in an amount not to exceed 33 1/3% of the current value of the Portfolio's net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 33 1/3% of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. (As an operating policy, the Portfolio may not engage in dollar roll transactions).

         2. Underwrite securities issued by other persons except insofar as the Portfolio may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

         3. Make loans to other persons except: (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of the Portfolio's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

         4. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for the Portfolio's portfolio, real estate acquired as a result of the Portfolio's ownership of securities).

         5. Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry.

         6. Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

         7. With respect to 75% of the Portfolio's total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

In order to comply with certain statutes and policies the Equity 500 Index Portfolio will not as a matter of operating policy:


         1. Borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's total assets (taken at market) except that the Portfolio may borrow for temporary or emergency purposes up to 33 1/3% of its net assets.


         2. Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction.

         3. Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.


         4. Sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.


         5. Invest for the purpose of exercising control or management.

         6. Purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio, unless permitted to exceed these limitations by an exemptive order of the SEC; provided further that, except in the case of merger or consolidation, the Portfolio shall not purchase any securities of any open-end investment company unless the Portfolio (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment.


         7. Invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Portfolio's Board; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which:
         (i) is not traded flat or in default as to interest or principal; and
         (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Portfolio's Board has determined the commercial paper to be liquid; or
         (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's Board has determined that the commercial paper is equivalent quality and is liquid.


There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.


INVESTMENT RESTRICTIONS APPLICABLE TO THE INTERNATIONAL STOCK INDEX FUND.



The International Stock Index Fund has adopted the following restrictions, which are identical to those adopted by the State Street MSCI(R) EAFE(R) Index Portfolio except as modified to permit the International Stock Index Fund to invest all of its assets in the State Street MSCI(R) EAFE(R) Index Portfolio. These restrictions may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the International Stock Index Fund, which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the International Stock Index Fund and (2) 67% or more of the shares of the International Fund present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy.



The International Stock Index Fund may not:



     (1) Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).



     (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.



     (3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.



     (4) Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.



     (5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.



     (6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities and does not apply to investments in another investment company to the extent the Fund is relying on Section 12(d)(1) of the Investment Company Act of 1940, as amended.



     (7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer; provided that this limitation does not apply to investments in another investment company to the extent the Fund is relying on Section 12(d)(1) of the Investment Company Act of 1940, as amended.



     (8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry; provided that this limitation does not apply to the extent that the International Fund could be deemed to be invested in one industry by investing all of its assets in one investment company.



     (9) Issue any class of securities which is senior to the Fund's common stock, to the extent prohibited by the Investment Company Act of 1940, as amended.



In addition, it is contrary to the International Stock Index Fund's present policy, which may be changed without shareholder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Directors of the Fund (or the person designated by the Directors of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.



All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this Statement of Additional Information or in the Prospectus are not fundamental and may be changed by approval of the Directors.


DESCRIPTION OF CERTAIN INVESTMENTS

The following is a description of certain types of investments which may be made by the Funds.

MONEY MARKET INSTRUMENTS

As stated in the Prospectus, the Daily Income Fund will invest in a diversified portfolio of U.S. dollar-denominated money market instruments, which are considered eligible securities for purposes of Rule 2a-7 under the 1940 Act and present minimal credit risks. The Short-Term Government Securities Fund, Short-Term Bond Fund, Value Fund and Small Company Stock Fund may invest in high-quality money market instruments of the same type as the Daily Income Fund in order to enable it to; (1) take advantage of buying opportunities; (2) meet redemption requests or ongoing expenses; or (3) take defensive action as necessary, or for other temporary purposes. The Short-Term Government Securities Fund will invest in securities backed by the full faith and credit of the U.S. Government. The money market instruments that may be used for investment (except as noted above) include:

United States Government Obligations: These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

United States Government Agency Securities: These consist of debt securities issued by agencies and instrumentalities of the United States Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks, the Federal National Mortgage Association, and the United States Postal Service. These securities are either; (i) backed by the full faith and credit of the United States Government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury

(e.g., Government National Mortgage Association mortgage-backed securities);
(iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., each of the Federal Home Loan Banks).

Bank and Savings and Loan Obligations: These include certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. The Funds will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation ("FDIC"), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Funds will not invest in time-deposits maturing in more than seven days.

Commercial Paper and Other Short-Term Corporate Debt Instruments: These include commercial paper, (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. The Daily Income Fund, Short-Term Bond Fund and Value Fund may purchase corporate debt securities having no more than 13 months remaining to maturity at the date of settlement; however, the Short-Term Bond Fund, Value Fund and Small Company Stock Fund may also purchase corporate debt securities having greater maturities.

Repurchase Agreements: The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of high grade money market instruments. With respect to the Daily Income Fund, the underlying security must be either a U.S. Government security or a security rated in the highest rating category for short-term debt securities by the Requisite NRSROs (as defined in Rule 2a-7 under the 1940 Act) and must be determined to present minimal credit risks. With respect to the Short-Term Government Securities Fund, the underlying security must be a U.S. Government security or a security issued by an agency or instrumentality of the U.S. Government and guaranteed by the U.S. Government. Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark-to-market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the net value of that Fund (10% of the net assets of the Daily Income Fund) would be invested in such agreements or other securities which are not readily marketable.


The Funds will seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy by the Homestead Funds' Board of Directors or the Equity 500 Index Portfolio Board or the adviser to the MSCI(R) EAFE(R) Index Portfolio and only when the economic benefit to the Funds is believed to justify the attendant risks. The Funds have adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Directors believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers in United States Government securities.

Adjustable Rate Securities: Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 13 months or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

DEBT SECURITIES

As noted in the Prospectus, the Short-Term Government Securities Fund invests at least 65% of its net assets in a managed portfolio which includes U.S. Government bills, notes and bonds and securities issued by agencies and instrumentalities of the U.S. Government that are guaranteed by the U.S. Government.

The Short-Term Bond Fund invests at least 65% of its net assets in a managed portfolio of high-quality debt securities which includes short-term corporate debt securities, U.S. Government and agency notes and bonds, mortgage pass-through securities, collateralized mortgage obligations, other mortgage-related securities and asset-backed securities described below.

The Value Fund and the Small Company Stock Fund may invest up to 20% of their assets in high-grade debt securities. Debt securities are considered to be high-grade if they are rated at least A, or its equivalent by one of the NRSROs, or if not rated, are of equivalent investment quality as determined by RE Advisers. See the Appendix for a description of each rating category.

Mortgage Pass-Through Securities. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid, refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by the Government National Mortgage Association) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment. The principal governmental guarantor of mortgage pass-through securities is the Government National Mortgage Association ("GNMA"). GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Treasury) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage pass-through security meets the Short-Term Bond Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Short-Term Bond Fund may buy mortgage pass-through securities without insurance or guarantees if RE Advisers determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Short-Term Bond Fund will limit investment in mortgage pass-through securities or other securities which may be considered illiquid to no more than 15% of the Fund's total assets.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are debt securities collateralized by underlying whole mortgage loans or, more typically, by pools of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA and their income streams. CMOs are generally structured into multiple classes or tranches, each bearing a different stated maturity. The actual maturity and average life of a CMO will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series of CMO bonds (e.g., Series A, B, C, and Z bonds). Proceeds of the CMO bond offering are used to purchase mortgages or mortgage pass-through certificates which are used as collateral for the loan ("Collateral"). The Collateral is generally pledged to a third party trustee as security for the CMO bonds. Principal and interest payments from the Collateral are used to pay principal on the CMO bonds. The Series A, B, and C bonds all bear current interest. Interest on the Series Z bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C bond currently being paid off. When the Series A, B, and C bonds are paid in full, interest and principal on the Series Z bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

In reliance on an SEC interpretation, the Short-Term Bond Fund's investment in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"), are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities, (ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (iv) are not registered or regulated under the

1940 Act as investment companies. To the extent that the Short-Term Bond Fund selects CMOs or REMICs that do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities in the aggregate and may not acquire more than 3% of the outstanding voting securities of any single such entity. The Short-Term Government Securities Fund may invest in CMOs guaranteed by GNMA.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Asset-Backed Securities. The Short-Term Bond Fund may invest in asset- backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations (such as Certificates for Automobile Receivables or "CARs") and credit card receivables (such as Credit Card Receivable Securities or "CARDS"). Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. However, such securities may also be issued on a pay-through basis (like CMOs) and, in such case, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such asset and issuing such pay- through security. Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) affiliated or unaffiliated with the issuers of such securities.

The purchase of asset-backed securities raises considerations concerning the credit support for such securities due to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities.

Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder.

The development of asset-backed securities is at an early stage compared to mortgage pass-through or mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for such securities is not as well developed as that for mortgage pass-through securities guaranteed by government agencies or instrumentalities. RE Advisers intends to limit its purchases of asset-backed securities to securities that are readily marketable at the time of purchase.

MATURITY OF DEBT SECURITIES

The maturity of debt securities may be considered long (10 or more years), intermediate (3 to 10 years), or short-term (1 to 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

WHEN-ISSUED SECURITIES

Each Fund may, from time to time, purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase, but may take up to three months. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. While when-issued securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them, unless a sale appears to be desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund will maintain, in a segregated account with the custodian, cash and liquid high-quality debt securities equal in value to commitments for when-issued securities.

WARRANTS

Warrants are securities that give the holder the right to purchase equity securities from the issuer at a specific price (the "strike price") for a limited period of time. The strike price of warrants typically is higher than the prevailing market price of the underlying security at the time the warrant is issued, while the market value of the warrant is typically much lower than the current market price of the underlying securities. Warrants are generally considered to be more risky investments than the underlying securities, but may offer greater potential for capital appreciation than the underlying securities.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments. The Daily Income Fund, Short-Term Government Securities Fund and Short-Term Bond Fund will not invest in warrants. The Value Fund and the Small Company Stock Fund will limit investment in warrants to no more than 5% of net assets, valued at the lower of cost or market value, and will further limit its investment in unlisted warrants to no more than 2% of net assets.

COVER


Transactions using forward contracts, future contracts, options on futures contracts and options on indices ("Financial Instruments"), other than purchased options, expose the Equity Index 500 Portfolio and the MSCI(R) EAFE(R) Index Portfolio to an obligation to another party. Each Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.


Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

The Equity 500 Index Portfolio and the MSCI(R) EAFE(R) Index Portfolio may invest in index futures contracts, options on index futures contracts and options on securities indices.


         INDEX FUTURES CONTRACTS

U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.


At the same time a futures contract on an index is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.


         OPTIONS ON INDEX FUTURES CONTRACTS

The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.


The writing of a call option on a futures contract with respect to the index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.


The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.


The amount of risk the Portfolio assumes when it purchases an option on a futures contract with respect to the index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.


The Equity 500 Index Portfolio Board has adopted the requirement that index futures contracts and options on index futures contracts be used as a hedge. Stock index futures may be used on a continual basis to equitize cash so that the Portfolio may maintain maximum equity exposure. The Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

         FUTURES CONTRACTS ON STOCK INDICES

The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio.

In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in worse overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Portfolio. The Portfolio may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of the Portfolio's total assets.

         OPTIONS ON SECURITIES INDICES

The Portfolio may write (sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the Index. The Portfolio may forgo the benefits of appreciation on the Index or may pay more than the market price or the Index pursuant to call and put options written by the Portfolio.

By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the Index below the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

The Portfolio has adopted certain other nonfundamental policies concerning index option transactions that are discussed above. The Portfolio's activities in index options also may be restricted by the requirements of the Code, for the Index Fund to qualify as a regulated investment company.

The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.


Because options on securities indices require settlement in cash, the investment advisers to the Equity 500 Index and MSCI(R) EAFE(R) Index Portfolios may be forced to liquidate portfolio securities to meet settlement obligations.


         OPTIONS ON STOCK INDICES

The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

LOAN TRANSACTIONS


The Equity 500 Index Portfolio and the MSCI(R) EAFE(R) Portfolio may engage in loan transactions which involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.


Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Equity 500 Index Portfolio Board, as appropriate, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Equity 500 Index Portfolio Board to vote proxies.

While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Equity 500 Index Portfolio Board.

U.S. DOLLAR-DENOMINATED SECURITIES OF FOREIGN ISSUERS


Subject to each Fund's investment objectives, investment program, policies, and restrictions, the Daily Income Fund, Short-Term Bond Fund, Stock Index Fund, Value Fund and Small Company Stock Fund may invest in certain types of U.S. dollar-denominated securities of foreign issuers. As described in the Prospectus, with respect to equity securities, the Short-Term Bond Fund, Value Fund and Small Company Stock Fund may purchase American Depository Receipts ("ADRs"). The Daily Income Fund, Short-Term Bond Fund, Value Fund and the Small Company Stock Fund also may purchase U.S. dollar-denominated money market instruments, and the Short-Term Bond Fund, Value Fund and the Small Company Stock Fund may purchase longer-term debt securities of foreign issuers. Such money market instruments and debt securities of foreign issuers may be issued and traded domestically (e.g., Yankee securities), or traded exclusively in foreign markets (e.g., Eurodollar securities).


Yankee securities include money market instruments and bonds of foreign issuers who customarily register such securities with the SEC and borrow U.S. dollars by underwritings of securities intended for delivery in the United States. Although the principal trading market for Yankee securities is the United States, foreign buyers can and do participate in the Yankee securities market. Interest on such Yankee bonds is customarily paid on a semi-annual basis. The marketability of these "foreign bonds" in the United States is in many cases better than that for foreign bonds in foreign markets, but is, of course, dependent upon the quality of the issuer.

Eurodollar securities include money market instruments and bonds underwritten by an international syndicate and sold "at issue" to non-U.S. investors. Such securities are not registered with the SEC or issued domestically and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.


The Daily Income Fund, Short-Term Bond Fund, Stock Index Fund, Value Fund and Small Company Stock Fund may invest in U.S. dollar denominated securities issued by foreign broker-dealers, commercial banks or registered investment advisers. In general, however, mutual funds are prohibited under Section 12(d)(3) of the 1940 Act and current rules thereunder from purchasing the securities of any foreign broker-dealer, commercial bank or registered investment adviser that, in its most recent fiscal year, derived more than 15% of such entity's gross revenues from securities-related activities. The SEC adopted certain amendments to Rule 12d3-1 under the 1940 Act that would permit mutual funds to acquire the equity securities of certain foreign securities-related businesses.


Although investments in securities of foreign issuers are intended to reduce risk by providing further diversification, such investments involve risks not ordinarily associated with investments in securities of domestic issuers. These risks include: the possibility of foreign political and economic instability; difficulties of predicting international trade patterns and the possibility of the imposition of exchange controls; and the possibility of expropriation, confiscatory taxation, or nationalization of foreign portfolio companies. Securities of foreign issuers that are traded primarily abroad (e.g., Eurodollar securities) also may be less liquid and subject to greater price fluctuations than securities of domestic issuers. Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. Moreover, there may be difficulties in obtaining and enforcing court judgment abroad and there may be difficulties in effecting the repatriation of capital invested abroad. Finally, there may be difficulties and delays in the settlement of transactions in certain foreign markets.


REVERSE REPURCHASE AGREEMENTS



The MSCI(R) EAFE(R) Index Portfolio may enter into reverse repurchase agreements. In substance, a reverse repurchase agreement is a borrowing for which the Portfolio provides securities as collateral. Under a reverse repurchase agreement, the Portfolio sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Portfolio retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect a Portfolio's ability to reacquire the underlying securities.



TOTAL RETURN SWAPS



The MSCI(R) EAFE(R) Index Portfolio may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return. The Portfolio's return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Portfolio's Adviser will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio's repurchase agreement guidelines.



AMERICAN DEPOSITARY RECEIPTS (ADRS) AND EUROPEAN DEPOSITARY
RECEIPTS (EDRS)



The MSCI(R) EAFE(R) Index Portfolio may purchase American Depository Receipts and European Depository Receipts of foreign corporations represented in the Portfolio's Index.



Generally, ADRs, in registered form, are designed for use in the US securities markets and EDRs are issued for trading primarily in European securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Portfolio can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of the Portfolio's investment policies, the Portfolio's investments in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers to which they relate.



FOREIGN CURRENCY EXCHANGE CONTRACTS



The MSCI(R) EAFE(R) Index Portfolio may invest in foreign currency exchange contracts. The Portfolio has the authority to deal in forward foreign currency exchange contracts (including those involving the US dollar). This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Portfolio's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security or with respect to its portfolio positions generally.




PORTFOLIO TURNOVER


The annualized portfolio turnover rate for the period ended June 30, 2000, and the portfolio turnover rate for the years ended December 31, 1999, and 1998, were 18%, 9% and 57%, respectively for the Short-Term Government Securities Fund, 16% 37% and 62% respectively for the Short-Term Bond Fund, 10%, 17% and 10% respectively for the Value Fund, and 11%, 23% and 20% respectively for the Small Company Stock Fund.

MANAGEMENT OF THE HOMESTEAD FUNDS

DIRECTORS AND OFFICERS

Directors and officers of the Homestead Funds, together with information as to their principal business occupations during the last five years, are shown below. Each Director who is considered an "interested person" of the Homestead Funds (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk next to his name. The address for all interested persons is 4301 Wilson Boulevard, Arlington, VA 22203.


Compensation: Messrs. Lucier, Perna and Williams are paid $2,000 each per meeting for attendance at Board of Directors' meetings and Messrs. Lucier and Perna are paid $1,000 each per meeting for attendance at Audit Committee meetings.




                                          POSITION WITH THE HOMESTEAD FUNDS
                                           AND PRINCIPAL OCCUPATION WITHIN
     BUSINESS ADDRESS                              PAST FIVE YEARS
-----------------------------         -----------------------------------------
Francis P. Lucier                     Director; Corporate Consultant; Director,
2001 N.W. Royal Fern Court            PHH Corporation.
Palm City, FL 34990
Age 72

Anthony M. Marinello*                 Vice President and Director; Vice
Age 53                                President, Cooperative Network (June
                                      2000-Present) Executive Director of
                                      Marketing and Service Operations of NRECA
                                      (1988-2000).

David Metz*                           President and Director; Senior Vice
Age 59                                President Retirement, Safety and Insurance
                                      Department of NRECA; Executive Director,
                                      Group Insurance Department of NRECA
                                      (October 1999 - July 2000); Self-Employed
                                      - Contract Management and Consulting
                                      Services for Health Care, Managed Care
                                      and Insurance Programs (1990-1999)

Peter R. Morris*                      Secretary, Treasurer and Director; Vice
Age 52                                President and Director of RE Advisers;
                                      Secretary, Treasurer and Director of
                                      RE Investment; Executive Director of
                                      Investments of NRECA (1988-Present).

James F. Perna                        Director;  Partner, Krooth & Altman
1850 M Street, N.W., Suite 400        (law firm).
Washington, D.C.  20036
Age 53

Anthony C. Williams                   Director; President and Chairman of the
Age 59                                Board; President and Director of RE
                                      Advisers; President and Director of
                                      RE Investment (1990-2000); Director of
                                      Retirement, Safety and Insurance
                                      Department of NRECA (1985-2000); Director,
                                      Cooperative Benefit Administrators, Inc.,
                                      Electric Life Cooperative Insurance
                                      Company and Cooperative Insurance
                                      Services, Inc. (1985-2000).

William P. McKeithan*                 Vice President and Counsel; Vice
Age 53                                President of RE Investment; Counsel,
                                      NRECA (1983-Present).

Catherine M. Blushi*                  Compliance Officer and Assistant
Age 39                                Secretary; Compliance Officer of RE
                                      Advisers; Securities Compliance Officer
                                      of RE Investment and NRECA (1990-Present).





COMMITTEES OF THE BOARD OF DIRECTORS

The Homestead Funds have an Audit Committee and an Executive Committee. The duties of these two committees and their present membership are as follows:

Audit Committee: The members of the Audit Committee will consult with the Homestead Funds' independent auditors if the auditors or Audit Committee deem it desirable, and will meet with the Homestead Funds' independent auditors at least once annually to discuss the scope and results of the annual audit of the Funds and such other matters as the Audit Committee members may deem appropriate or desirable. Messrs. Lucier and Perna are members of the Audit Committee.


Executive Committee: During intervals between Board Meetings, the Executive Committee possesses and may exercise all of the powers of the Board of Directors in the management of the Homestead Funds except as to matters where action of the full Board of Directors is specifically required. Included within the scope of such powers are matters relating to valuation of securities held in each Fund's portfolio and the pricing of each Fund's shares for purchase and redemption. Messrs. Metz, Marinello, and Morris are members of the Executive Committee.


COMPENSATION


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with Homestead Funds. The chart below sets forth the annual fees paid to the non-interested Directors as of December 31, 1999.

Name of Director                 Total Compensation from Homestead Funds, Inc.
----------------                 ---------------------------------------------
Francis P. Lucier                $ 13,000
James F. Perna                      7,000




As of December 31, 1999 there were six portfolios of Homestead Funds for which the above individuals served as Directors.


TRUSTEES AND OFFICERS OF THE EQUITY 500 INDEX PORTFOLIO

The Equity 500 Index Portfolio Board oversees the activities of the Equity 500 Index Portfolio and reviews contractual arrangements with companies that provide services to the Portfolio. The Trustees and officers of the Equity 500 Index Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.



                              POSITION WITH
                             EQUITY 500 INDEX
 NAME, AGE AND ADDRESS           PORTFOLIO             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------      ----------------------      ----------------------------------------
Charles P. Biggar (69)         Trustee                 Trustee of each of the other investment companies
12 Hitching Post Lane                                  in the Deutsche Asset Management Fund Complex(1); Retired; former Vice
Chappaqua, NY 10514                                    President, International Business Machines ("IBM") and President,
                                                       National Services and the Field Engineering Divisions of IBM.

S. Leland Dill (69)            Trustee                 Trustee of each of the other investment companies in the
5070 North Ocean Drive                                 Deutsche Asset Management Fund Complex; Retired; former Partner, KPMG Peat
Singer Island, FL  33404                               Marwick; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig
                                                       Trust(2) and Phoenix-Euclid Market Neutral Fund(2); Director,
                                                       Vintners International Company Inc.; Director, Coutts Trust
                                                       Holdings Ltd., Director, Coutts Group; General Partner, Pemco(2).

Martin J. Gruber (62)          Trustee                 Trustee of each of the other investment companies in the Deutsche Asset
229 South Irving Street                                Management Fund Complex; Nomura Professor of Finance, Leonard N. Stern School
Ridgewood, NJ 07450                                    of Business, New York University (since 1964); Trustee, TIAA(2);
                                                       Director, SG Cowen Mutual Funds(2); Director, Japan Equity Fund, Inc.(2);
                                                       Trustee, Taiwan Equity Fund, Inc.(2).

Richard Hale*(54)              Trustee                 Trustee of each of the other investment companies in the Deutsche Asset
One South Street               and President           Management Fund Complex; Managing Director, Deutsche Asset Management;
Baltimore, MD 21202                                    Director, Flag Investors Funds(2); Managing Director, Deutsche Banc Alex.
                                                       Brown Incorporated; Director and President, Investment Company Capital Corp.

Richard J. Herring (53)        Trustee                 Trustee of each of the other investment companies in the Deutsche Asset
325 South Roberts Road                                 Management Fund Complex; Jacob Safra Professor of International Banking and
Bryn Mawr, PA 19010                                    Professor, Finance Department, The Wharton School, University of Pennsylvania
                                                       (since 1972).

Bruce E. Langton (68)          Trustee                 Trustee of each of the other investment companies in the Deutsche Asset
99 Jordan Lane                                         Management Fund Complex; Retired; former, Assistant Treasurer of IBM
Stamford, CT 06903                                     Corporation (until 1986); Trustee and Member, Investment Operations
                                                       Committee, Allmerica Financial Mutual Funds (1992-present); Member,
                                                       Investment Committee, Unilever U.S. Pension and Thrift Plans (1989 to
                                                       present)(3); Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988
                                                       to present)(2).

Philip Saunders, Jr. (64)      Trustee                 Trustee of each of the other investment companies in the Deutsche Asset
445 Glen Road                                          Management Fund Complex; Principal, Philip Saunders Associates (Economic and
Weston, MA 02193                                       Financial Consulting); former Director, Financial Industry Consulting, Wolf &
                                                       Company; President, John Hancock Home Mortgage Corporation; Senior Vice
                                                       President of Treasury and Financial Services, John Hancock Mutual Life
                                                       Insurance Company, Inc.

Harry Van Benschoten (72)      Trustee                 Trustee of each of the other investment companies in the Deutsche Asset
6851 Ridgewood Drive                                   Management Fund Complex; Retired; former, Corporate Vice President, Newmont
Naples, FL 34108                                       Mining Corporation (prior to 1987); Director, Canada Life Insurance
                                                       Corporation of New York (since 1987).

Daniel O. Hirsch (46)          Secretary               Director, Deutsche Banc Alex. Brown Incorporated and Investment Company
One South Street               and Vice President      Capital Corp. since July 1998; Assistant General Counsel, Office of the
Baltimore, MD 21202                                    General Counsel, United States Securities and Exchange Commission from 1993 to 1998.

Charles A. Rizzo (41)          Treasurer               Director and Department Head, Deutsche Asset Management since 1998;
One South Street                                       Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998.
Baltimore, MD 21202


*"Interested Person" within the meaning of Section 2 (a)(19) of the 1940 Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.


(1) The "Deutsche Asset Management Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios. (2) An investment company registered under the 1940 Act. (3) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended. (4) Underwriter/distributor for the Equity 500 Index Portfolio. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.



The Board has an Audit Committee that meets with the Equity 500 Index Portfolio's independent accountants to review the financial statements of the Equity 500 Index Portfolio, the adequacy of internal controls and the accounting procedures and policies of the Equity 500 Index Portfolio. Each member of the Board except Mr. Hale also is a member of the Audit Committee. Messrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors or an affiliate serves as the principal underwriter.

                                                             to 1998.

No person who is an officer or director of BT is an officer or Trustee of the Equity 500 Index Portfolio. No director, officer or employee of ICC Distributors, Inc. ("ICC") or any of its affiliates will receive any compensation from the Equity 500 Index Portfolio for serving as an officer or Trustee of the Equity 500 Index Portfolio.


The following table reflects fees paid to the Trustees of the Equity 500 Index Portfolio for their services to that Portfolio and to certain other investment companies advised by BT (the "Deutsche Asset Management Fund Complex") for the year ended December 31, 1999.



                                      AGGREGATE COMPENSATION            TOTAL  COMPENSATION FROM
                                         FROM THE EQUITY                    BT FUNDS COMPLEX
NAME OF TRUSTEE                        500 INDEX PORTFOLIO                  PAID TO TRUSTEES*
---------------                -------------------------------          -----------------------
Charles P. Biggar                            $1,235                               $43,750
S. Leland Dill                               $1,074                               $43,750
Philip Saunders, Jr.                         $1,108                               $45,000
Martin Gruber                                $  212                               $45,000
Richard J. Herring                           $  189                               $43,750
Kelvin Lancaster                                N/A                               $18,750
Bruce E. Langton                             $  212                               $43,750
Harry Van benschoten                         $  212                               $45,000






 * Aggregated information is furnished for the Deutsche Asset Management Funds, which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.



TRUSTEES AND OFFICERS OF THE MSCI(R) EAFE(R) INDEX PORTFOLIO



The Trustees of State Street Master Funds are responsible for generally overseeing the of State Street Master Funds business. The following table provides biographical information with respect to each Trustee and officer of the State Street Master Funds. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.



William L. Boyan                           Trustee of State Street Master Funds,
Age 63                                     9/99 - present; Chairman of the Board
John Hancock Mutual Life Insurance         of Trustees, Children's Hospital and
Company                                    Children's Medical Center, 1995-
200 Clarendon St.                          present; Trustee, Old mutual South
Boston, Massachusetts 02117                Africa Equity Trust, 1983-present;
                                           Director of John Hancock Mutual Life
                                           Insurance Company, 1983-1998;
                                           President and Chief Operations
                                           Officer of John Hancock Mutual Life
                                           Insurance Company, 1992-1998.

Michael F. Holland                         Trustee of State Street Master Funds,
Age 56                                     9/99 - present; Director and
375 Park Ave.                              President Holland & Company LLC,
New York, New York 10152                   Chairman, 6/95 - present; The
                                           Blackstone Group, general partner,
                                           1/94 - 5/95.

Rina K. Spence                             Trustee of State Street Master Funds,
Age 52                                     7/99 - present; Founder,
7 Acacia Street                            President and CEO Spence Center for
Cambridge, MA 02138                        Women's Health, 1994 - 1998.

Douglas T. Williams                        Trustee of State Street Master Funds,
Age 60                                     10/99 - present; Executive/Senior
P.O. Box 779                               Vice President, Chase Manhattan Bank,
Nantucket, MA 02554                        1987 - 1999;


James Little                               Treasurer of Street Master Funds,
Age 65                                     9/99 - present; President of State
695 Adams Street                           Street Master Funds 9/99 - 5/00; CFO,
Dorchester, MA 02212-1905                  John Hancock Funds, 1986 - 1999.


Kathleen C. Cuocolo                        President of State Street Master
Age 49                                     Funds, 5/00 - present; Executive Vice
2 Avenue de Lafayette                      President, State Street Bank and Trust
Boston, MA 02111                           Company, 2000 - present; Senior Vice
                                           President, State Street Bank and Trust
                                           Company, 1982 - 2000.

Janine L. Cohen                            Assistant Treasurer of State Street
Age 49                                     Master Funds, 5/00 - present; Vice
2 Avenue de Lafayette                      President, State Street Bank and Trust
Boston, MA 02111                           Company, 1992 - present.

Julie A. Tedesco                           Assistant Secretary of State Street
Age 43                                     Master Funds, 5/00 - present; Vice
2 Avenue de Lafayette                      President and Associate Counsel, State
Boston, MA 02111                           Street Bank and Trust Company, 2000 -
                                           present; Counsel, First Data Investor
                                           Services Group Inc. and The Boston
                                           Company Advisors Inc., 1992 - 2000.



The By-Laws of the State Street Master Funds provide that the Trust shall indemnify each person who is or was a Trustee of the State Street Master Funds against all expenses, judgments, fines settlements and other amounts actually and reasonably incurred in connection with any proceeding unless the Trustee has been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests the State Street Master Funds. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.



Each Trustee receives for his or her services a $20,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual funds.



The following table sets forth the total (estimated) remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2000 based on an estimated four in-person meetings:



-------------------------------------------------------------------------------------------------------------
NAME/POSITION                    AGGREGATE          PENSION OR             ESTIMATED          TOTAL
                                 COMPENSATION       RETIREMENT             ANNUAL             COMPENSATION
                                 FROM TRUST         BENEFITS               BENEFITS           FROM TRUST &
                                                    ACCRUED AS             UPON               TRUST COMPLEX
                                                    PART OF TRUST          RETIREMENT         PAID TO
                                                    EXPENSES                                  TRUSTEES
-------------------------------------------------------------------------------------------------------------
William L.                       $30,000            $0                     $0                 $0
Boyan, Trustee
-------------------------------------------------------------------------------------------------------------
Michael F.                       $30,000            $0                     $0                 $0
Holland, Trustee
-------------------------------------------------------------------------------------------------------------
Rina K. Spence,                  $30,000            $0                     $0                 $0
Trustee
-------------------------------------------------------------------------------------------------------------
Douglas T.                       $30,000            $0                     $0                 $0
Williams, Trustee
-------------------------------------------------------------------------------------------------------------


PRINCIPAL HOLDERS OF SECURITIES


Directors and officers of the Homestead Funds, as a group, owned 1% of the outstanding voting securities of the Small Company Stock Fund and less than 1% of the outstanding voting securities of the Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Stock Index Fund, and Value Fund, as of June 30, 2000.


NRECA and its affiliates, 4301 Wilson Boulevard, Arlington, VA 22203, as of June 30, 2000, owned 4.0% of the outstanding voting securities of the Daily Income Fund, 3.0% of the Stock Index Fund, and 4.8% of the Small Company Stock Fund, and may be considered an interested person of the Funds.

INVESTMENT MANAGEMENT AND OTHER SERVICES


RE Advisers, 4301 Wilson Boulevard, Arlington, VA 22203, serves as investment manager of the Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Value Fund, Small Company Stock Fund, and International Stock Index Fund pursuant to separate Investment Management Agreements that have been annually approved by the Board of Directors of the Homestead Funds, including a majority of independent Directors. The Investment Management Agreements with respect to the Daily Income Fund and the Value Fund were approved by the majority vote of the respective shareholders of the Daily Income Fund and the Value Fund at the Meetings of Shareholders held on November 25 and 26, 1996. The Investment Management Agreement between the Homestead Funds, with respect to the Short-Term Government Securities Fund and Short-Term Bond Fund, and RE Advisers was approved by the majority vote of the shareholders of the Short-Term Government Securities Fund and Short-Term Bond Fund at the Meeting of Shareholders held on December 12, 1996.


The initial term of each Investment Management Agreement is one year. However, once the Investment Management Agreements for each Fund are approved by the respective shareholders of each Fund, each such Agreement may continue in effect from year to year thereafter if approved at least annually by a vote of a majority of the Board of Directors (including a majority of the Directors who are not parties to the Investment Management Agreement or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal, or by the vote of a majority of the outstanding shares of the particular Fund.

RE ADVISERS

The directors and the principal executive officers of RE Advisers are Anthony C. Williams, Peter R. Morris, and Stuart E. Teach. RE Advisers is a direct subsidiary of RE Investment, which is a wholly-owned subsidiary of NRECA United, Inc., a holding company organized by NRECA to hold stock of certain NRECA subsidiaries.

In addition to the duties set forth in the Prospectus, RE Advisers, in furtherance of such duties and responsibilities, is authorized and has agreed to provide or perform the following functions: (1) formulate and implement a continuing investment program for use in managing the assets and resources of each Fund in a manner consistent with each Fund's investment objectives, investment program, policies, and restrictions, which program may be amended and updated from time to time to reflect changes in financial and economic conditions; (2) make all determinations with respect to the investment of each Fund's assets in accordance with (a) applicable law, (b) each Fund's investment objectives, investment program, policies, and restrictions as provided in the Homestead Funds' Prospectus and Statement of Additional Information, as amended from time to time, (c) provisions of the Internal Revenue Code of 1986, as amended (the "Code"), relating to regulated investment companies, and (d) such other limitations as the Board of Directors of the Homestead Funds may impose by written notice; (3) make all determinations as to the purchase or sale of portfolio securities, including advising the Board of Directors as to certain matters involving each Fund's portfolio securities that are not in the nature of investment decisions; (4) buy, sell, exchange, convert for each Fund's use, and otherwise trade in portfolio securities and other assets; (5) furnish to the Board of Directors periodic reports concerning RE Adviser's economic outlook and investment strategy, as well as information concerning each Fund's portfolio activity and investment performance; (6) select the broker-dealers, underwriters, or issuers to be used, place orders for the execution of portfolio transactions with such broker-dealers, underwriters or issuers, and negotiate the commissions (if any) for the execution of transactions in securities with or through such broker-dealers, underwriters or issuers selected by RE Advisers;
(7) obtain and evaluate business and financial information in connection with the exercise of its duties; (8) determine the quality of the Daily Income Fund's portfolio; (9) determine the creditworthiness of the issuers, obligors, or guarantors of portfolio securities; and (10) evaluate the creditworthiness of any entities with which the Funds propose to engage in repurchase transactions. In addition, RE Advisers has agreed to provide a number of administrative services to the Homestead Funds (other than the Stock Index Fund) including: maintenance of these Funds' corporate existence and corporate records; maintenance of the registration and qualification of each Fund's shares under federal and state law; coordination and supervision of the financial, accounting, and administrative functions for each Fund; selection, coordination of the activities of, supervision, and service as liaison with various agents and other parties employed by these Funds (e.g., custodian, transfer agent, auditors, and attorneys); and assistance in the preparation and development of all shareholder communications and reports. RE Advisers also will furnish to or place at the disposal of these Funds such information, reports, evaluations, analyses, and opinions as these Funds may, from time to time, reasonably request or which RE Advisers believes would be helpful to these Funds.


RE Advisers has also agreed to provide a number of administrative services to the Stock Index Fund and the International Stock Index Fund including: maintenance of the Funds' corporate existence and corporate records; maintenance of the registration and qualification of the Funds' shares under federal and state law; coordination and supervision of the financial, accounting, and administrative functions for the Funds' selection, coordination of the activities of, supervision, and service as liaison with various agents and other parties employed by the Funds (e.g., custodian, transfer agent, auditors, and attorneys); and assistance in the preparation and development of all shareholder communications and reports. RE Advisers also will furnish to or place at the disposal of the Funds such information, reports, evaluations, analyses, and opinions as the Funds may, from time to time, reasonably request or which RE Advisers believes would be helpful to the Funds. As compensation for these services and for the expenses which it assumes, RE Advisers receives from the Stock Index Fund and the International Stock Index Fund, on a monthly basis, an administration fee based on the Funds' average daily net assets at an annualized rate equal to .25% of average daily net assets.


Under a Joint Services Agreement by and between NRECA, RE Advisers and RE Investment Corporation ("RE Investment"), NRECA has agreed to provide personnel, property, and services to RE Investment and RE Advisers in carrying out their responsibilities and services under agreements with the Homestead Funds. In turn, RE Advisers has agreed to provide, without cost to the Homestead Funds, persons (who are directors, officers, or employees of RE Advisers) to serve as directors, officers, or members of any committees of the Board of Directors of the Homestead Funds. As between the Homestead Funds and RE Advisers, RE Advisers has agreed to pay all necessary salaries, expenses and fees, if any, of the directors, officers and employees of the Homestead Funds who are affiliated with RE Advisers.


As compensation for its services and for the expenses which it assumes, the Homestead Funds pay RE Advisers, on a monthly basis, an investment management fee based on each Fund's average daily net assets at the following annualized rates: with respect to the Daily Income Fund, .50% of average daily net assets; with respect to the Short-Term Government Securities Fund, .45% of average daily net assets; with respect to the Short-Term Bond Fund, .60% of average daily net assets; with respect to the Value Fund, .65% of average daily net assets up to $200 million; .50% of average daily net assets up to the next $200 million; and
 .40% of average daily net assets in excess of $400 million; with respect to the Small Company Stock Fund, .85% of average daily net assets up to $200 million and .75% of average daily net assets in excess of $200 million and with respect to the NASDAQ-100 Tracking Index Fund .25% of average net Asset.



For the periods ended June 30, 2000, December 31, 1999, 1998, and 1997, investment management fees paid to RE Advisers by the Daily Income Fund were $156,487, $293,458, $238,712 and $265,580 respectively; the Short-Term Bond
Fund paid $383,795, $865,548, $658,465, and $458,287 respectively; the Value
Fund paid $1,030,617, $2,518,296, $2,423,588 and $1,902,966 respectively. For the periods ended June 30, 2000, December 31, 1999, and 1998, the Short-Term Government Securities Fund paid $57,126, $106,827 and $33,741 respectively. For the periods ended June 30, 2000, and December 31, 1999, the Small Company Stock Fund paid $17,243 and $31,928 respectively, and none for the period ended December 31, 1998. For the periods ended June 30, 2000, and December 31, 1999, the Stock Index Fund paid $25,487 and $1,871 respectively, for administration fees to RE Advisers Corporation. The investment management fees for each Fund were paid pursuant to the provisions contained in the Expense Limitation Agreement between the Homestead Funds and RE Advisers, with respect to each Fund and are described directly below. The administration fees paid to RE Advisers in connection with the Stock Index Fund and International Stock Index Fund are also subject to an Expense Limitation Agreement as described directly below.



Each Expense Limitation Agreement provides that to the extent that the aggregate expenses incurred by each Fund in any fiscal year, including but not limited to fees of RE Advisers, computed as hereinabove set forth (but excluding interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business) (hereinafter referred to as "Fund Operating Expenses"), exceed the lowest applicable limit actually enforced by any state in which a Fund's shares are qualified for sale ("State Expense Limit"), such excess amount ("Excess Amount") will be the liability of RE Advisers. To determine RE Advisers' liability for the Excess Amount, the Fund Operating Expenses will be annualized monthly as of the last day of the month. If the annualized Fund Operating Expenses for any month exceed the State Expense Limit, RE Advisers will first waive or reduce its investment management fee or administration fee for such month, as appropriate, to the extent necessary to pay such Excess Amount. In the event the Excess Amount exceeds the amount of the investment management or administration fee for such month, RE Advisers, in addition to waiving its entire investment management or administration fee for such month, will also remit to the applicable Fund the difference between the Excess Amount and the amount due as the investment management or administration fee, provided, however, that an adjustment will be made on or before the last day of the first month of the next succeeding fiscal year if the aggregate Fund Operating Expenses for that Fund for the fiscal year do not exceed the State Expense Limit.


In addition, the Expense Limitation Agreements provide that RE Advisers is also liable for any other Fund Operating Expenses which in any year exceed .80% of the Daily Income Fund's average daily net assets; .75% of the Short-Term Government Securities Fund's, Short-Term Bond Fund's or Stock Index Fund's average daily net assets; 1.25% of the Value Fund's average daily net assets; and 1.50% of the Small Company Stock Fund's, the International Stock Index Fund's and the NASDAQ 100 Tracking Index Fund's average daily net assets; (the "Operating Expense Limit"). To determine RE Advisers' liability for each Fund's expenses, the expenses of each Fund will be annualized monthly as of the last day of the month. If the annualized expenses for any month exceed the Operating Expense Limit, for each Fund, such excess amount ("Excess Operating Amount") will be the liability of RE Advisers. To pay such liability, RE Advisers will first waive or reduce its investment management or administration fee for such month, as appropriate, and, if necessary, will also assume as its own expense and reimburse each Fund for the difference between the Excess Operating Amount and the investment management or administration fee up to the amount of the State Expense Limit; provided, however, that an adjustment, if necessary, will be made on or before the last day of the first month of the next succeeding fiscal year, if the aggregate Fund Operating Expenses for the fiscal year do not exceed the Operating Expense Limit.


For the periods ended June 30, 2000, December 31, 1999, 1998, and 1997, RE Advisers waived or reduced its investment management fees by $12,349, $28,196, $38,513, and $17,263 respectively for the Daily Income Fund, $12,622, $33,139, $56,429, and $56,654 respectively for the Short-Term Government Securities Fund, and $91,471, $125,597, $113,610, and $120,074 respectively for the Short-Term
Bond Fund. For the periods ended June 30, 2000, December 31, 1999, 1998, RE Advisers waived or reduced its investment management fees by $23,792, $51,178, and $31,553 respectively for the Small Company Stock Fund. For the period ended December 31, 1998, RE Advisers assumed and reimbursed Fund Operating Expenses for the Small Company Stock Fund in the amount of $28,910.

BANKERS TRUST COMPANY

Bankers Trust Company ("BT") is the Equity 500 Index Portfolio's investment adviser. BT is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

BT may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Equity 500 Index Portfolio, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. BT has informed the Equity 500 Index Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Equity 500 Index Portfolio, BT will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Equity 500 Index Portfolio is a customer of BT, its parent or its subsidiaries or affiliates and, in dealing with its customers, BT, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by BT or any such affiliate.


Under the Agreement, BT receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Portfolio. For the period January 1, 1999 to March 15, 2000, the fee was 0.075% of the average daily net assets of the Portfolio. For the fiscal years ended December 31, 1999, 1998 and 1997, BT earned $5,134,906, $3,186,503 and
$2,430,147, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, BT reimbursed $0, $799,296 and $1,739,490, respectively, to the Portfolio to cover expenses.


Under the Administration Agreement, RE Advisers presently monitors the services provided by BT to the Equity 500 Index Portfolio. In the event that the Board determines that it is in the best interest of the Index Fund's shareholders to withdraw its investment from the Equity 500 Index Portfolio, the Manager would become responsible for directly managing the assets of the Index Fund. In such event, the Fund would pay the Manager an annual fee of up to 0.10% of the Fund's average net assets, accrued daily and paid monthly.

BT provides administrative services to the Equity 500 Index Portfolio. Under the administration and services agreement between the Equity 500 Index Portfolio and BT, BT is obligated on a continuous basis to provide such administrative services as the Equity 500 Index Portfolio Board reasonably deems necessary for the proper administration of the Portfolio. BT generally will assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in BT's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filing with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Equity 500 Index Portfolio Board; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, By-Laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


Under the Administration and Services Agreement, the Portfolio pays no compensation to BT. From the period January 1, 1999 to March 15, 2000, the Administration and Services Agreement provided for the Portfolio to pay BT a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio which on an annual basis was equal to the lesser of (1) 0.005%, or (2) the amount that brings the total annual operating expenses as a percentage of the Portfolio's average daily net assets up to 0.08%. Under the Administration and Services Agreement, BT may delegate one or more of its responsibilities to others at BT's expense.



For the years ended December 31, 1997, 1998 and 1999, BT earned, $1,215,073, $676,625 and $344,960, respectively, as compensation for administrative and other services provided to the Equity 500 Index Portfolio.



STATE STREET BANK AND TRUST COMPANY



State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.



State Street may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of one or more Portfolio of the Trust, including outstanding loans to such issuers, which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informated the Trust that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for any Portfolio, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of State Street, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any Portfolio managed by the Adviser or any such affiliate.



In certain instances there may be securities that are suitable for a Portfolio of the Trust as well as for one or more of State Street's other clients. Investment decisions for the Trust and for State Street's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of each Portfolio to participate in volume transactions will produce better executions for the Portfolio.



Under the Administrative Services Agreement (the "Administration Agreement"), State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and the Portfolio. State Street will generally assist in all aspects of the Trust's and the Portfolios' operations; supply and maintain office facilities (which may be in State Street's own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to interestholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs' net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. Pursuant to the Administration Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under federal securities laws, unless such loss or liability results from the Administrator's gross negligence or willful misconduct in the performance of its duties.



State Street serves as Custodian for the MSCI(R) EAFE(R) Portfolio pursuant to the Custody Agreement. As Custodian, it holds the MSCI(R) EAFE(R) Portfolio assets. State Street also serves as transfer agent of the MSCI(R) EAFE(R) Portfolio pursuant to the Transfer Agency Agreement.



Under the Advisory Agreement, the Administration Agreement, the Custody Agreement and the Transfer Agency Agreement, State Street is paid an advisory fee as compensation for its services as Adviser, Administrator, Custodian and Transfer Agent, and the assumption of certain expenses. As compensation for its services as Adviser, Administrator, Custodian and Transfer Agent (and for assuming ordinary operating expenses of the MSCI(R) EAFE(R) Portfolio, including ordinary legal and audit expenses), State Street receives an advisory fee at an annual rate of 0.15% of the average daily net assets of the MSCI EAFE(R) Portfolio.



As of September 30, 2000, the MSCI(R) EAFE(R) Portfolio had not commenced operations.


CUSTODIANS

State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, MO 64105, is custodian of the securities and cash owned by the Funds. State Street is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Homestead Funds, computing the net asset value of each Fund, calculating each Fund's standardized performance information, and performing other administrative duties, all as directed by persons authorized by the Homestead Funds. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Homestead Funds. Portfolio securities of the Funds purchased in the United States are maintained in the custody of State Street and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Company. Pursuant to the Custodian Agreement, portfolio securities purchased outside the United States are maintained in the custody of various foreign custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Directors, in accordance with regulations under the 1940 Act. The Funds may invest in obligations of State Street and may purchase or sell securities from or to State Street.

NFDS, Inc. is the transfer agent and dividend disbursing agent for the Funds and provides the Funds with various shareholder services, including shareholder communications and responses to shareholder inquiries.

Bankers Trust Company, New York, NY, serves as custodian and transfer agent for the assets of the Equity 500 Index Portfolio.


State Street Bank and Trust Company, Boston, Massachusetts serves as Custodian and transfer agent for the MSCI(R) EAFE(R) Portfolio.


BROKERAGE ALLOCATION AND OTHER PRACTICES

RE ADVISERS

Neither the Homestead Funds nor any of its Directors or officers nor those of RE Advisers have any interest in any brokerage firm through which or with which each Fund effects purchases or sales of its portfolio securities that would cause such brokerage firm to be considered an affiliated person of such entity or person.

Subject to the general supervision of the Board of Directors, RE Advisers is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of each Fund. RE Advisers is also responsible for the implementation of those decisions, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

Purchases and sales of common stock and other equity securities are usually effected on an exchange through brokers who charge a commission. The purchase of money market instruments and other debt securities traded in the over-the-counter market usually will be on a principal basis directly from issuers or dealers serving as primary market makers. Occasionally, equity securities may be traded in the over-the-counter market as well. The price of such money market instruments and debt securities, as well as equity securities traded in the over-the counter market, is usually negotiated, on a net basis, and no brokerage commissions are paid. Although no stated commissions are paid for securities traded in the over-the-counter market, transactions in such securities with dealers usually include the dealer's "mark-up" or "mark-down." Money market instruments and other debt securities as well as certain equity securities may also be purchased in underwritten offerings, which include a fixed amount of compensation to the underwriter, generally referred to as the underwriting discount or concession.

In selecting brokers and dealers to execute transactions for each Fund, RE Advisers' primary consideration is to seek to obtain the best execution of the transactions, at the most favorable overall price, and in the most effective manner possible, considering all the circumstances. Such circumstances include: the price of the security; the rate of the commission or broker-dealer's "spread"; the size and difficulty of the order; the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers; and the value of research and other services provided by the broker-dealer. RE Advisers may also rank broker-dealers based on the value of their research services and may use this ranking as one factor in its selection of broker-dealers.

In placing orders for each Fund, RE Advisers, subject to seeking best execution, is authorized pursuant to the Investment Management Agreements to cause each Fund to pay broker-dealers that furnish brokerage and research services (as such services are defined under Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act")) a higher commission than that which might be charged by another broker-dealer that does not furnish such brokerage and research services or who furnishes services of lesser value. However, such higher commissions must be deemed by RE Advisers as reasonable in relation to the brokerage and research services provided by the broker-dealer, viewed in terms of either that particular transaction or the overall decision-making responsibilities of RE Advisers with respect to the Homestead Funds or other accounts, as to which it exercises investment discretion (as such term is defined under Section 3(a)(35) of the 1934 Act).

For the periods ended June 30, 2000, December 31, 1999, 1998, and 1997, the Daily Income Fund, Short-Term Government Securities Fund and Short-Term Bond Fund paid no brokerage commissions. For the periods ended June 30, 2000, December 31, 1999, 1998, and 1997, the Value Fund paid $37,380, $206,397,
$221,868, and $158,740 respectively, and for the periods ended June 30, 2000, December 31, 1999, and 1998, the Small Company Stock Fund paid $2,250, $12,810, and $13,763 respectively, in brokerage commissions, all of which were paid to brokers that provided research and other brokerage services to RE Advisers.

RE Advisers currently provides investment advice to the Homestead Funds as well as certain private advisory accounts. In addition, persons employed by RE Advisers currently provide investment advice to and supervision and monitoring of a qualified defined benefit plan, a qualified defined contribution plan, and a welfare benefit plan provided by NRECA for its employees and employees of its rural electric cooperative members ("NRECA Plans"). Some of the NRECA Plans and other accounts have investment objectives and programs similar to the Homestead Funds. Accordingly, occasions may arise when RE Advisers and the NRECA investment personnel may engage in simultaneous purchase and sale transactions of securities that are consistent with the investment objectives and programs of the Homestead Funds, the NRECA Plans, and other accounts.

On those occasions when such simultaneous investment decisions are made, RE Advisers and the NRECA investment personnel will allocate purchase and sale transactions in an equitable manner according to written procedures approved by the Homestead Funds' Board of Directors. Specifically, such written procedures provide that, in allocating purchase and sale transactions made on a combined basis, RE Advisers and the NRECA investment personnel will seek to achieve the same average unit price of securities for each entity and will seek to allocate, as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased or sold by each entity. Such procedures may, in certain instances, be either advantageous or disadvantageous to the Homestead Funds.

BANKERS TRUST COMPANY

BT may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist in its role as investment adviser. All orders for investment transactions on behalf of the Equity 500 Index Portfolio are placed by BT with broker-dealers and other financial intermediaries that it selects, including those affiliated with BT. A BT affiliate will be used in connection with a purchase or sale of an investment for the Equity 500 Index Portfolio only if BT believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Equity 500 Index Portfolio will not invest in obligations for which BT or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents and customers of BT.

In selecting brokers or dealers to execute particular transactions for the Equity 500 Index Portfolio, BT is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Portfolio's net asset value), and other information provided to the applicable

Portfolio, and to BT or its affiliates, provided, however, that BT determines that it has received the best net price and execution available. BT is also authorized to cause a Portfolio to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees or BT, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which BT exercises investment discretion.


For the fiscal years ended December 31, 1997, 1998 and 1999 the Equity 500 Index Portfolio paid the following brokerage commissions: $341,058, $534,801 and $678,820. For the year ended December 31, 1998, the Portfolio paid $333 in brokerage commissions to BT, an affiliate of the Portfolio. This represents 0.06% of the Portfolio's aggregate brokerage commissions and 0% of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions during the fiscal year. For the years ended December 31, 1997 and 1999, the Portfolio did not pay brokerage commissions to an affiliate. The S&P 500 Index Fund was not operational during these years. Shareholders of the S&P 500 Index Fund bear only their pro-rata portion of the brokerage commissions paid.


The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Equity 500 Index Portfolio Board, BT or its affiliated broker-dealer may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so.

In certain instances there may be securities that are suitable for the Equity 500 Index Portfolio as well as for one or more of BT's other clients. Investment decisions for the Equity 500 Index Portfolio and for BT's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security.

Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Equity 500 Index Portfolio is concerned. However, it is believed that the ability of the Equity 500 Index Portfolio to participate in volume transactions will produce better executions for the Portfolio.



STATE STREET BANK AND TRUST COMPANY



The policy of the Trust regarding purchases and sales of securities for the MSCI(R) EAFE(R) Index Portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Portfolio and the State Street from obtaining a high quality of brokerage and research services.



In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the State Street relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessari1y subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In seeking to implement the Trust's policies, the State Street effects transactions with those brokers and dealers who the State Street believes provides the most favorable prices and are capable of providing efficient executions. If the State Street believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolio or the State Street. Such services may include, but are not limited to, information as to the availabilty of securities for purchase or sale and statistical information pertaining to corporate actions affecting stocks, including but not limited to, stocks within the index whose performance the Portfolio seeks to replicate. The fee paid by the Portfolio is not reduced because the State Street and its affiliates receive these services even though the State Street might otherwise have been required to purchase some of these services for cash.



The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the State Street. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.


PURCHASE AND REDEMPTION OF SECURITIES BEING OFFERED

The shares of each Fund are offered to the public for purchase directly through RE Investment, which serves as the principal underwriter and distributor for the Homestead Funds.

The offering and redemption price of the shares of each Fund is based upon that Fund's net asset value per share next determined after a purchase order or redemption request has been received in good order by the Homestead Funds' transfer agent. See "Determination of Net Asset Value" below. Each Fund intends to pay all redemptions of its shares in cash. However, each Fund may make full or partial payment of any redemption request by the payment to shareholders of portfolio securities of the applicable Fund or, in the case of the Index Fund, of the Equity 500 Index Portfolio (i.e., by redemption-in-kind), at the value of such securities used in determining the redemption price. Nevertheless, pursuant to Rule 18f-1 under the 1940 Act, each Fund is committed to pay in cash to any shareholder of record, all such shareholder's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Fund's net asset value at the beginning of such period. The securities to be paid in-kind to any shareholders will be readily marketable securities selected in such manner as the Board of Directors of the Homestead Funds and the Trustees of the Equity 500 Index Portfolio deem fair and equitable. If shareholders were to receive redemptions-in-kind, they would incur brokerage costs should they wish to liquidate the portfolio securities received in such payment of their redemption request. The Funds do not anticipate making redemptions-in-kind.

The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (1) for any period during which trading on the New York Stock Exchange ("Exchange") is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Fund is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of each Fund is normally calculated as of the close of trading on the Exchange on every day the Exchange is open for trading, except (1) on days where the degree of trading in the Fund's portfolio securities would not materially affect the net asset value of the Fund's shares and (2) on days during which no shares of the Fund were tendered for redemption and no purchase orders were received. The Exchange is open Monday through Friday except on the following national holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value of each Fund's shares is determined by adding the value of all securities, cash and other assets of the Fund, subtracting liabilities (including accrued expenses and dividends payable) and dividing the result by the total number of outstanding shares in the Fund.

For purposes of calculating the Daily Income Fund's net asset value per share, portfolio securities are valued on the basis of amortized cost, which method does not take into account unrealized gains or losses on the portfolio securities. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value of a security, as determined by amortized cost, may be higher or lower than the price the Daily Income Fund would receive if it sold the security.


For purposes of calculating the net asset value per share of all Funds other than the Daily Income Fund, portfolio securities are valued primarily based on market quotations, or if market quotations are not available, by a method that the Board of Directors believes accurately reflects fair value. In accordance with procedures and agreements approved by the Board of Directors, the Homestead Funds will use NFDS to perform the above-described valuation functions and RE Advisers continuously monitors NFDS's performance of those functions.


DISTRIBUTION OF SHARES

Pursuant to a Distribution Agreement between the Homestead Funds and RE Investment, a wholly-owned subsidiary of NRECA United, Inc., a holding company organized by NRECA, RE Investment serves as the exclusive principal underwriter and distributor of the shares of each Fund in a continuous offering.

Under the terms of the Distribution Agreement, RE Investment is not obligated to sell any specific number of shares of the Funds. Pursuant to the Distribution Agreement, RE Investment has agreed to bear the costs and expenses incurred by it in performing its obligations thereunder, including the following costs and expenses: (1) the printing and distribution of the Homestead Funds' Prospectus, Statement of Additional Information, and periodic reports to potential investors in the Funds; (2) the preparation, printing, and distribution of any advertisement or other sales literature; and, (3) all other expenses which are primarily for the purpose of promoting the sale of each Fund's shares.

As previously discussed in this Statement of Additional Information, NRECA has agreed to provide personnel, property, and services to RE Investment in carrying out its responsibilities and services under its agreement with the Homestead Funds. In turn, RE Investment has agreed to provide, without cost to the Homestead Funds, persons to serve as directors, officers, or employees of the Homestead Funds.

RE Investment will not receive commissions or other compensation for acting as principal underwriter and distributor of the Homestead Funds, and no commission or other fee will be paid by the Homestead Funds or RE Investment to any person or entity in connection with the sale of shares of the Funds.

TAXES

Each Fund intends to continue to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. As such, each Fund must meet the requirements of Subchapter M of the Code, including the requirements regarding the character of investments in each Fund, investment diversification, and distribution.

In general, to qualify as a RIC, at least 90% of the gross income of each Fund for the taxable year must be derived from dividends, interest, and gains from the sale or other disposition of securities.

A RIC must distribute to its shareholders 90% of its ordinary income and net short-term capital gains. Moreover, undistributed net income may be subject to tax at the RIC level.

In addition, each Fund must declare and distribute dividends equal to at least 98% of its ordinary income (as of the twelve months ended December 31) and distributions of at least 98% of its capital gains net income (as of the twelve months ended December 31), in order to avoid a federal excise tax. Each Fund intends to make the required distributions, but they cannot guarantee that they will do so. Dividends attributable to a Fund's ordinary income are taxable as such to shareholders.

A corporate shareholder may be entitled to take a deduction for income dividends received by it that are attributable to dividends received from a domestic corporation, provided that both the corporate shareholder retains its shares in the applicable Fund for more than 45 days and the Fund retains its shares in the issuer from whom it received the income dividends for more than 45 days. A distribution of capital gains net income reflects a Fund's excess of net long-term gains over its net short-term losses. Each Fund must designate income dividends and distributions of capital gains net income and must notify shareholders of these designations within sixty days after the close of the Homestead Funds' taxable year. A corporate shareholder of a Fund cannot use a dividends-received deduction for distributions of capital gains net income.

If, in any taxable year, a Fund should not qualify as a RIC under the Code: (1) that Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders, and (2) that Fund's distributions to the extent made out of that Fund's current or accumulated earnings and profits would be taxable to its shareholders (other than shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gains dividends), and may qualify for the deduction for dividends received by corporations.

If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFIC"), that Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of the shares even if the income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund with respect to deferred taxes arising from the distributions or gains. If a Fund were to purchase shares in a PFIC and (if the PFIC made the necessary information available) elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the PFIC, even if not distributed to the Fund, and the amounts would be subject to the 90 percent and calendar year distribution requirements described above.

TAXATION OF THE PORTFOLIO

The Equity 500 Index Portfolio should be classified as a partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is or should not be subject to federal income tax; instead, each investor in a Portfolio, such as the Index Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

Because, as noted above, the Index Fund is deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income for purposes of determining whether the Index Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to conduct its operations so that the Index Fund will be able to satisfy all those requirements.

Distributions to the Index Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Index Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Index Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Index Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Index Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Index Fund invests in the Portfolio, increased by the Index Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Index Fund and (b) the Index Fund's share of the Portfolio's losses.

Hedging strategies, such as entering into forward contracts and selling and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses. The Index Fund's share of the Equity 500 Index Portfolio's income from options and futures derived with respect to its business of investing securities will so qualify for the Index Fund.


The Trust is organized as a trust under Massachusetts Law. It is intended that the Portfolio operate and be treated as a partnership for federal income tax purposes and not as a "publicly traded partnership". As a result, the Portfolio should not be subject to federal income tax; instead, each investor in the Portfolio is required to take into account in determining its federal income tax liability its allocable share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash or property distributions from the Portfolio. The determination of such share will be made in accordance with Code, and the regulations promulgated thereunder. Although the partnership is not subject to federal income tax, the Trust will file the appropriate income tax returns.



It is intended that the Portfolio's assets, and the income generated therefrom, will be managed in such a way that an investor in the Portfolio desiring to qualify as a regulated investment company ("RIC"), such as the International Fund, will satisfy the requirements of Subchapter M of the Code, assuming that the investor invests all of its assets in the Portfolio.



An investor's adjusted tax basis in the Portfolio will generally be the aggregate price paid therefor, increased by the amounts of its distributive shares of items of realized net income and gain, and reduced, but not below zero, by the amounts of its distributive shares of items of net loss and the amounts of any distributions received by the investor. To the extent the cash proceeds of any withdrawal or distribution exceed an investor's adjusted tax basis in the Portfolio, the investor will generally realize gain for federal income tax purposes. If, upon complete withdrawal, (i.e., redemption of entire interest in the Portfolio) the investor's adjusted tax basis in its interest in the Portfolio exceeds the proceeds of the withdrawal, the investor will generally realize a loss for federal income tax purposes.



Taxation of Certain Financial Instruments. The Portfolio may enter into futures contracts, options on futures contracts and options on securities indices. Such contracts held by the Portfolio at the close of its taxable year will generally be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market". Forty percent of any gain or loss resulting from this constructive sale will be treated as short-term capital gain or loss and 60 percent of such gain or loss will be treated as long-term capital gain or loss without regard to the period the Portfolio actually held the instruments. The amount of any capital gain or loss actually realized by the Portfolio in a subsequent sale or other disposition of the instruments is adjusted to reflect any capital gain or loss taken into account in a prior year as a result of the constructive sale of the instruments. The hedging transactions undertaken by the Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.



The Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolio makes any of the elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under the rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be reported to investors and which will be taxable to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.



Foreign income. Income received by the Portfolio from sources within foreign countries may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries will vary. If the Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, an investor in the Portfolio that is a RIC may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by its shareholders. Pursuant to such election, the RIC's share of the amount of foreign taxes paid by the Portfolio will be included in the income of the R1C's shareholders, and such shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each RIC investor will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the RIC investor's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.



The amount of foreign taxes for which an investor may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Portfolio on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.



The foregoing discussion summarizes some of the consequences under the current federal tax law of an investment in the Portfolios. It is not a substitute for personal tax advice.


CAPITAL STOCK AND CORPORATE MATTERS

As a Maryland corporate entity, the Homestead Funds need not hold regular annual shareholder meetings and, in the normal course, do not expect to hold such meetings. The Homestead Funds, however, must hold shareholder meetings for such purposes as, for example: (1) electing the initial Board of Directors; (2) approving certain agreements as required by the 1940 Act; (3) changing fundamental investment objectives, policies, and restrictions of the Funds; and
(4) filling vacancies on the Board of Directors in the event that less than a majority of the Directors were elected by shareholders. The Homestead Funds expect that there will be no meetings of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. At such time, the Directors then in office will call a shareholders meeting for the election of Directors. In addition, holders of record of not less than two-thirds of the outstanding shares of the Homestead Funds may remove a Director from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Homestead Funds. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Directors will continue in office and may appoint successor Directors.

PERFORMANCE INFORMATION ABOUT THE FUNDS

DAILY INCOME FUND YIELD CALCULATION

The Daily Income Fund calculates a seven-day "current yield" based on a hypothetical account containing one share at the beginning of the seven-day period. Current yield is calculated for the seven-day period by determining the net change in the hypothetical account's value for the period (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation, and including all dividends accrued and dividends reinvested in additional shares), and dividing the net change in the account value by the value of the account at the beginning of the period in order to obtain the base period return. This base period return is then multiplied by 365/7 to annualize the yield figure, which is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the Daily Income Fund are included in the hypothetical account for only the beginning of the period. Account values also reflect all accrued expenses.

The Daily Income Fund's compound effective yield for the period is computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365/7, and subtracting one from the result. Current and compound yields will fluctuate daily. Accordingly, yields for any given seven-day period do not necessarily represent future results.


The seven-day current yield and compound effective yield of the Daily Income Fund at December 31, 1999 were 5.23% and 5.37%, respectively.


TOTAL RETURN CALCULATIONS

Each Fund may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Fund and the ending value of that account measured by the then current net asset value of that Fund assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Fund when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T=(ERV/P)1/N - 1

where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 payment made at the beginning of the applicable period; where P equals a hypothetical initial payment of $1,000; and where n equals the number of years.


The average annual total returns for the 12 months ended December 31, 1999, five years included in the period ended December 31, 1999 and since inception (on November 19, 1990) for the Daily Income Fund were 4.56%, 4.91% and 4.46%, respectively, and for the Value Fund were (3.21)%, 15.95% and 14.21%, respectively. The average annual total returns for the Short-Term Government Securities Fund for the 12 months ended December 31, 1999 and since inception (on May 1, 1995) were 2.88% and 5.14%, respectively. The average annual total returns for the Short-Term Bond Fund for the 12 months ended December 31, 1999, five years included in the period ended December 31, 1999, and since inception (on November 5, 1991) were 3.21%, 6.41%, and 5.75%, respectively. The average annual total returns for the Small Company Stock Fund for the 12 months ended December 31, 1999 and since inception (on March 4, 1998) were (0.55)% and (6.46)%, respectively. The average annual total returns for the Stock Index Fund are not available since inception date was October 28, 1999.


If RE Advisers had not assumed certain Fund Operating Expenses for the Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, and Small Company Stock Fund as noted above, in accordance with the Expense Limitation Agreement with respect to each Fund, the average annual total return for the 12 months ended December 31, 1999 would have been 4.52%, 2.77%, 3.13% and (1.07)%, respectively.

Each Fund, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of that Fund. Cumulative total return is calculated by finding the compound rates of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1

WHERE:

C = Cumulative Total Return

P = a hypothetical initial investment of $1,000

ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


The cumulative total return for the Daily Income Fund from its inception date (November 19, 1990) to December 31, 1999 was 48.85%; for the Short-Term Government Securities Fund from its inception date (May 1, 1995) to December 31, 1999 was 26.38%; for the Short-Term Bond Fund from its inception date (November 5, 1991) to December 31, 1999 was 57.85%; for the Stock Index Fund from its inception date (October 28, 1999) to December 31, 1999 was 9.65%; for the Value Fund from its inception date (November 19, 1990) to December 31, 1999 was 235.95% and for the Small Company Stock Fund from its inception date (March 4, 1998) to December 31, 1999 was (11.51)%.


Short-Term Government Securities Fund and Short-Term Bond Fund Yield Calculations. In addition to providing cumulative total return information, the Short-Term Government Securities Fund and Short-Term Bond Fund may also illustrate performance by providing yield information.

Each Fund's yield is based on a specified 30-day (or one month) period and is computed by dividing the net investment income per share earned during the specified period by the maximum offering price (i.e., net asset value) per share on the last day of the specified period, and annualizing the net results according to the following formula:

            a-b     6
YIELD = 2[(____+ 1) -1] cd

Where:  a = dividends and interest earned during the period.
        b = expenses accrued for the period (net of reimbursements).
        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
        d = the maximum offering price per share on the last day of the period.

Yield fluctuations may reflect changes in net income, and portfolio changes resulting from net purchases or net redemptions of the Fund's shares may affect its yield. Accordingly, yield may vary from day to day, and the yield stated for a particular past period is not necessarily representative of the Fund's future yield. The yields of the Short-Term Bond Fund and Short-Term Government Securities Fund are not guaranteed, and the principal is not insured.


The 30-day yield of the Short-Term Government Securities Fund and Short-Term Bond Fund as of December 31, 1999 was 5.75% and 6.01%, respectively.


From time to time, in reports and promotional literature, each Fund's performance may be compared to: (1) other groups of mutual funds tracked by: (A) Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as Business Week, Money Magazine, and Barron's, which provide similar information; (2) the Consumer Price Index (measure for inflation), which may be used to assess the real rate of return from an investment in each Fund; (3) other government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, which may be used to illustrate investment attributes of each Fund or the general economic, business, investment, or financial environment in which each Fund operates; (4) Alexander Steele's Mutual Fund Expert, a tracking service which ranks various mutual funds according to their performance; and (5) Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's average annual returns for a certain period and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five star (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.

In addition, the performance of the Daily Income Fund may be compared to indices of broad groups of similar but unmanaged securities or other benchmarks considered to be representative of the Daily Income Fund's holdings such as: (1) Advertising News Service, Inc.'s "Bank Rate Monitor The Weekly Financial Rate Reporter," a weekly publication which lists the yield on various money market instruments offered to the public by 100 leading banks and thrift institutions in the United States, including loan rates offered by these banks; (2) Donoghue Organization, Inc., "Donoghue's Money Fund Reports," a weekly publication which tracks net assets, yield, maturity and portfolio holdings of approximately 380 money market mutual funds offered in the United States; and (3) indices prepared by the research departments of such financial organizations as Lehman Brothers, Merrill Lynch, Pierce, Fenner and Smith, Inc., and Lipper Analytical Services, Inc. The performance of the Short-Term Government Securities Fund may be compared to indices of broad groups of similar but unmanaged securities or other benchmarks considered to be representative of the Short-Term Government Securities Fund's holdings, including those listed above for the Short-Term Bond Fund.

The performance of the Short-Term Bond Fund may be compared to indices of broad groups of similar but unmanaged securities or other benchmarks considered to be representative of the Short-Term Bond Fund's holdings, including those listed above for the Daily Income Fund. Such benchmarks may also include: (1) bank certificates of deposit ("CDs") which differ from an investment in a mutual fund in several ways: (a) the interest rate established by the sponsoring bank is fixed for the term of the CD, (b) there are penalties for early withdrawal from CDs, and (c) the principal on a CD is insured by the FDIC; (2) Merrill Lynch, Pierce, Fenner & Smith, Inc., "Taxable Bond Indices," including in particular the 1-2.99 Years Treasury Note Index; (3) Salomon Brothers, Inc., "Bond Market Round-Up," a weekly publication that tracks yields and yield prices in a large group of money market instruments, public corporate debt obligations and U.S. Government securities; and (4) other indices prepared by the research department of such financial institutions as Lehman Brothers and Merrill Lynch, Pierce, Fenner & Smith, Inc.

The performance of the Value Fund also may be compared to indices of broad groups of similar but unmanaged securities or other benchmarks considered to be representative of the Value Fund's holdings such as: (1) the Standard and Poor's 500 Composite Stock Index ("S&P 500 Index"), a well known measure of the price performance of 500 leading large domestic stocks, which together represent approximately 80% of the capitalization of the United States equity market. The S&P 500 Index is widely regarded as representative of the equity market in general and may include companies in which the Value Fund may invest. The S&P 500 Index is unmanaged and capitalization weighted. Performance of the S&P 500 Index assumes reinvestment of all capital gains distributions and dividends paid by the stocks in that data base; (2) Lipper Analytical Services, Inc.'s "Lipper Growth and Income Fund Performance Analysis," a monthly publication that tracks net assets and total return of approximately 143 growth and income mutual funds offered in the United States; and (3) indices prepared by the research departments of such financial institutions as Lehman Brothers and Merrill Lynch, Pierce, Fenner and Smith, Inc.

The performance of the Small Company Stock Fund may be compared to indices of broad groups of similar but unmanaged securities, such as the Russell 2000.

The performance of the indices that may be used as benchmarks for each Fund's performance, unlike the returns of the Funds, do not include the effect of paying brokerage costs (for equity securities) and other transaction costs that investors normally incur when investing directly in the securities in those indices.

The Homestead Funds may also illustrate a particular Fund's investment returns or returns in general by graphs and charts, that compare, at various points in time, the return from an investment in the particular Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the same return on a taxable basis. In this regard, information derived from the following chart may be used:

TAX-DEFERRED VERSUS TAXABLE RETURNS

Assuming 9% annual rate of return, $2,000 annual contribution and 28% tax bracket, the following is a comparison of tax-deferred and taxable returns:

    YEAR              TAXABLE                TAX DEFERRED
  ----------       --------------         -------------------
     10             $    28,700              $      33,100
     15             $    51,400              $      64,000
     20             $    82,500              $     111,500
     25             $   125,100              $     184,600
     30             $   183,300              $     297,200

INDEPENDENT AUDITORS

Deloitte & Touche LLP, whose address is 116-300 Village Blvd,
Princeton, NJ 08540, have been selected as the independent auditors for the Homestead Funds.

The audited financial statements for the fiscal year ended December 31, 1999, and the report of the independent auditors for the year then ended, are included in the Homestead Funds' Annual Report to Shareholders for December 31, 1999 ("Annual Report"). The financial statements for the period January 1, 2000, through June 30, 2000, on an unaudited basis, are included in the Homestead Funds' Semi-Annual Report for that period. The Annual Report as of December 31, 1999, and the Semi-Annual Report, as of June 30, 2000, are both incorporated by reference in this Statement of Additional Information.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the offer and sale of the shares described in the Prospectus has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson LLP, 1025 Thomas Jefferson Street, N.W., Washington, DC 20007 which serves as Special Counsel to the Homestead Funds.

                                    APPENDIX

    DESCRIPTION OF RATINGS OF CERTAIN MONEY MARKET SECURITIES AND OTHER DEBT
                                   SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S COMMERCIAL PAPER RATINGS:

Prime-1 (or related institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

1. Leading market positions in well established industries. High rates of return on funds employed.

2. Conservative capitalization structures with moderate reliance on debt and ample asset protection.

3. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

4. Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 (or related supporting institutions) have a strong capacity for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be a high-quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and may have speculative characteristics as well.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S COMMERCIAL PAPER RATINGS:

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS:

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are medium-grade category bonds, which are regarded as having adequate capacity to pay principal and interest. Although these bonds have adequate asset coverage and normally are protected by satisfactory earnings, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and principal.

DESCRIPTION OF FITCH INVESTOR'S SERVICE, INC.'S COMMERCIAL PAPER RATINGS:

Fitch-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

Fitch-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

DESCRIPTION OF FITCH INVESTOR'S SERVICE, INC.'S CORPORATE BOND RATINGS:

AAA--Bonds of this rating are regarded as strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance, varying with the length of maturity. Such bonds are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high-class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt, by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA--Bonds in this group are of safety virtually beyond question, and as a class are readily saleable while many are highly active. Their merits are not greatly unlike those of the "AAA" class, but a bond so rated may be of junior though strong lien--in many cases directly following an AAA bond--or the margin of safety is strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS INC.'S COMMERCIAL PAPER RATINGS:

Duff 1--High certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are minor.

Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF DUFF & PHELPS INC.'S CORPORATE BOND RATINGS:

Duff 1--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

Duff 2,3,4--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

PART C.  OTHER INFORMATION


ITEM 23.        EXHIBITS.







                  1.(a). Articles of Incorporation of Homestead Funds, Inc.(1)




                  1.(b). Articles Supplementary to the Articles of
                         Incorporation.



                  2.     By-Laws of Homestead Funds, Inc.(1)



                  3.(a). Specimen Certificate of Stock of the Daily Income Fund.
                          (3)



                  3.(b). Specimen Certificate of Stock of the Value Fund.(3)



                  3.(c). Specimen Certificate of Stock of the Short-Term Bond
                         Fund.(4)



                  3.(d). Specimen Certificate of Stock of the Short-Term
                         Government Securities Fund.(9)



                  3.(e). Specimen Certificate of Stock of the Small Company
                         Stock Fund.(13)



                  4.(a). Investment Management Agreement by and between
                         Homestead Funds, Inc., on behalf of the Daily Income Fund,and RE Advisers Corporation.(11)



                  4.(b). Investment Management Agreement by and between
                         Homestead Funds, Inc., on behalf of the Value Fund, and RE Advisers Corporation.(11)

                  4.(c). Investment Management Agreement by and between
                             Homestead Funds, Inc., on behalf of the Short-Term Bond Fund, and RE Advisers Corporation.(11)



                  4.(d). Investment Management Agreement by and between
                             Homestead Funds, Inc., on behalf of the Short-Term Government Securities Fund, and RE Advisers Corporation.(11)


                  4.(e)  Investment Management Agreement by and between
                             Homestead Funds, Inc., on behalf of the Small Company Stock Fund, and RE Advisers
                             Corporation.(13)


                  4.(f)  Third Party Fund Agreement by and among RE Advisers
                             Corporation, on behalf of the NASDAQ 100 Tracking Stock Fund, BT Investment Funds, RE Investment Corporation and Bankers Trust Company.(14)


                  4.(g)  Third Party Fund Agreement by and among RE Advisers
                             Corporation, on behalf of its International Fund, State Street Bank and Trust Company and RE Investment Corporation.(14)


                  5.     Distribution Agreement between Homestead Funds, Inc.
                             and RE Investment Corporation.(3)



                  6.     Not applicable.



                  7.     Custodian Agreement by and between Homestead Funds,
                             Inc. and State Street Bank and Trust Company.(16)




                  8.(a). Transfer Agency Agreement by and between Homestead
                             Funds, Inc. and NFDS, Inc.(16)



                  8.(b). Joint Services Agreement among National Rural Electric
                             Cooperative Association, RE Investment
                             Corporation, and RE Advisers Corporation.(2)



                  8.(c). Expense Limitation Agreement by and between Homestead
                             Funds, Inc., on behalf of the Daily Income Fund, and RE Advisers Corporation.(11)



                  8.(d). Expense Limitation Agreement by and between Homestead
                             Funds, Inc., on behalf of the Value Fund, and RE Advisers Corporation.(11)



                  8.(e). Expense Limitation Agreement by and between Homestead
                             Funds, Inc., on behalf of the Short-Term Bond Fund, and RE Advisers Corporation.(11)



                  8.(f). Expense Limitation Agreement by and between Homestead
                             Funds, Inc., on behalf of the Short-Term Government Securities Fund, and RE Advisers Corporation.(11)



                  8.(g). Expense Limitation Agreement by and between Homestead
                             Funds, Inc., on behalf of the Small Company Stock Fund, and RE Advisers Corporation.(13)


                  8.(h). Expense Limitation Agreement by and between Homestead
                             Funds, Inc., on behalf of the Stock Index Fund, and RE Advisers Corporation.(14)

                  8.(i)  Expense Limitation Agreement by and between Homestead
                             Funds, Inc., on behalf of the NASDAQ 100 Tracking Stock Fund.

                  8.(j)  Expense Limitation Agreement by and between Homestead
                             Funds, Inc., on behalf of the International Fund.

                  8.(k). Administrative Service Agreement by and between
                             Homestead Funds, Inc. on behalf of the Stock Index Fund, and RE Advisers Corporation.(14)


                  8.(l). Administrative Service Agreement by and between
                             Homestead Funds, Inc. on behalf of the
                             International Fund.(14)

                  9.(a). Opinion and Consent of Counsel regarding the legality of the securities being registered.(1)



                  9.(b). Opinion and Consent of Counsel regarding the legality of the securities being registered.(4)



                 10.(a). Consent of Deloitte & Touche LLP, independent auditors.



                 10.(b). Consent of Jorden Burt Boros Cicchetti Berenson &
                         Johnson LLP(15)



                 11.     Not applicable.



                 12.(a). Stock Subscription Agreement by and between National
                             Rural Electric Cooperative Association and
                             Homestead Funds, Inc. on behalf of the Daily
                             Income Fund and Value Fund.(2)



                 12.(b). Stock Subscription Agreement by and between National
                             Rural Electric Cooperative Association and
                             Homestead Funds, Inc. on behalf of the Short-Term Bond Fund.(4)

                12.(c).  Stock Subscription Agreement by and between National
                             Rural Electric Cooperative Association and
                             Homestead Funds, Inc. on behalf of the Short-Term Government Securities Fund.(9)



                12.(d)   Stock Subscription Agreement by and between RE
                             Advisers Corporation and Homestead Funds, Inc. on behalf of the Small Company Stock Fund.(13)


                12.(e)   Stock Subscription Agreement by and between RE
                             Advisers Corporation and Homestead Funds, Inc. on behalf of The NASDAQ 100 Trading Stock Fund.


                13.      Not applicable.



                14.      Not applicable.



                15.      Not applicable.



                16.(a).  Power of Attorney.(1)



                16.(b).  Power of Attorney.(2)



                16.(c).  Power of Attorney.(12)

                16.(d).  Power of Attorney (To be filed by Amendment).

                17.(a).  Code of Ethics for State Street Master Funds.

                17.(b).  Code of Ethics for SSgA (the Adviser of State Street
                              MSCI EAFE Portfolio)

(1) Incorporated herein by reference to initial filing, on July 9, 1990.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 on October 1, 1990 of Registrant's Registration Statement on Form N-1A, File No. 33-35788.

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 on May 1, 1991 of Registrant's Registration Statement on Form N-1A, File No. 33-35788.

(4) Incorporated herein by reference to Post-Effective Amendment No. 3 on September 5, 1991 of Registrant's Registration Statement on Form N-1A, File No. 33-35788.

(5) Incorporated herein by reference to Post-Effective Amendment No. 4 on May 1, 1992 of Registrant's Registration Statement on Form N-1A, File No. 33-35788.

(6) Incorporated herein by reference to Post-Effective Amendment No. 5 on May 1, 1993 of Registrant's Registration Statement on Form N-1A, File No. 33-35788.

(7) Incorporated herein by reference to Post-Effective Amendment No. 6 on April 29, 1994 of Registrant's Registration Statement on Form N-1A, File No. 33-35788.

(8) Incorporated herein by reference to Post-Effective Amendment No. 7 on January 20, 1995 of Registrant's Registration Statement on Form N-1A, File No. 33-35788.

(9) Incorporated herein by reference to Post-Effective Amendment No. 8 on April 26, 1995 of Registrant's Registration Statement on Form N-1A, File No. 33-35788.

(10) Incorporated herein by reference to Post-Effective Amendment No. 9 on May 1, 1996 of Registrant's Registration Statement on Form N-1A, File No. 33-35788.

(11) Incorporated herein by reference to Post-Effective Amendment No. 10 on May 1, 1997 of Registrant's Registration Statement on Form N-1A, File No. 33-35788

(12) Incorporated herein by reference to Post-Effective Amendment No. 11 on December 18, 1997 of Registrant's Registration Statement on Form N-1A, File No. 33-35788.

(13) Incorporated herein by reference to Post-Effective Amendment No. 12 on March 4, 1998

(14) Incorporated herein by reference to Post-Effective Amendment No. 17 on October 28, 1999

(15) Incorporated herein by reference to Post-Effective Amendment No. 18 on May 1, 2000


(16) Incorporated herein by reference to Post-Effective Amendment No. 19 on September 11, 2000.


ITEM 24.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.




                 No person is directly or indirectly controlled by Registrant. The information in the Statement of Additional Information dated January 3, 2001 relating to "control persons" is incorporated herein by reference.





ITEM 25.         INDEMNIFICATION


                 Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-1A registration statement filed on October 1, 1990.


ITEM 26.         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER


                 Certain information pertaining to business and other connections of the Registrant's investment manager, RE Advisers is hereby incorporated herein by reference to the Prospectus.

Below is a list of each director and officer of RE Advisers indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, partner, or trustee. The principal business address of each organization listed in the table below is 4301 Wilson Boulevard, Arlington, VA 22203.



           NAME                                                      POSITION AND ORGANIZATION
--------------------------              -----------------------------------------------------------------------------------
David Metz                              President and Director of Homestead Funds; Senior Vice President
President and Director                  of Retirement, Safety and Insurance Department of NRECA
                                        July 2000-present); Executive Director, [X] Group Insurance NRECA (1999-
                                        July 2000); Self-Employed-Contract Management and Consulting Services for Health Care,
                                        Managed Care and Insurance Programs (1990-1999).

Peter R. Morris                         Secretary, Treasurer and Director of Homestead Funds and RE Investment.
Vice President and Director             Executive Director of Investments of NRECA (1988-present).

Stuart E. Teach                         Vice President of RE Investment; Senior Equity Portfolio Manager of NRECA
Secretary, Treasurer and Director       (1985-present).

Catherine M. Blushi                     Compliance Officer and Assistant Secretary of Homestead Funds; Securities
                                        Compliance Officer of NRECA and RE Investment (1990-present).


ITEM 27.         PRINCIPAL UNDERWRITERS.


    (a) RE Investment acts as principal underwriter of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting and distribution services. RE Investment does not serve as principal underwriter or distributor for any other investment company.

    (b) Set forth below is information concerning each director, officer, or partner of RE Investment.


NAME AND PRINCIPAL          POSITIONS AND OFFICES       OFFICES WITH
  BUSINESS ADDRESS*           WITH UNDERWRITER           REGISTRANT
-------------------         ---------------------       -------------
David Metz                  Director                    Preseident and
                                                        Director


Stuart E. Teach             President                   None

Peter R. Morris             Secretary and Treasurer     Secretary,
                                                        Treasurer and
                                                        Director

William P. McKeithan        Vice President              Vice President
                                                        and Counsel
                            Director

Catherine M. Blushi         Securities Compliance       Compliance
                            Officer                     Officer and
                                                        Assistant Secretary

*The principal business address of each person listed in the table is 4301 Wilson Boulevard, Arlington, VA 22203.


ITEM 28.         LOCATION OF ACCOUNTS AND RECORDS.


    The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

    State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, MO 64105, serves as custodian and accounting services agent for the Registrant and in such capacity keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and other records relating to State Street's duties in its capacity as custodian and accounting services agent.

    NFDS, Inc. serves as the transfer agent, dividend disbursing agent, and shareholder servicing agent for the Registrant and in such capacity keeps records regarding each shareholder's account and all disbursements made to shareholders. In addition, RE Advisers, pursuant to its Investment Management Agreements with respect to each Fund, maintains all records required pursuant to such agreements. RE Investment, as principal underwriter for the Homestead Funds, maintains all records required pursuant to the Distribution Agreement with the Homestead Funds.


ITEM 29.         MANAGEMENT SERVICES.


    RE Advisers, pursuant to the Investment Management Agreements, performs certain administrative services for the Homestead Funds.


ITEM 30.         UNDERTAKINGS.



    Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 20th day of October 2000.


                                      Homestead Funds, Inc.
                                      ---------------------------------
                                      (Registrant)

                                      David Metz*
                                      ---------------------------------
                                      David Metz
                                      President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURE               TITLE                               DATE
/s/ David Metz*              President                            October 23, 2000
---------------------------
David Metz

/s/ Francis P. Lucier*       Director                             October 23, 2000
---------------------------
Francis P. Lucier


/s/ Anthony M. Marinello*    Vice President and Director          October 23, 2000
---------------------------
Anthony M. Marinello

/s/ Peter R. Morris*         Secretary, Treasurer and Director    October 23, 2000
---------------------------
Peter R. Morris

/s/ James F. Perna*          Director                             October 23, 2000
---------------------------
James F. Perna

/s/ Anthony C. Williams*     Director                             October 23, 2000
------------------------
Anthony C. Williams

*By:/s/William P. McKeithan
---------------------------
William P. McKeithan, Esq.
(Attorney-in-Fact)

                                  SIGNATURES



        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Equity 500 Index Portfolio has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, and State of Maryland, on the 20th day of October, 2000.



                                        EQUITY 500 INDEX PORTFOLIO



                                        By: Daniel O. Hirsch
                                           --------------------------
                                            Daniel O. Hirsch
                                            Secretary


        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                    TITLE                   DATE


/s/ Richard T. Hale*         Trustee                 October 23, 2000
--------------------
Richard T. Hale



/s/ Charles A. Rizzo*        Treasurer               October 23, 2000
---------------------
Charles A. Rizzo



/s/ Charles P. Biggar*       Trustee                 October 23, 2000
----------------------
Charles P. Biggar



/s/ S. Leland Dill*          Trustee                 October 23, 2000
-------------------
S. Leland Dill*




/s/ Philip Saunders, Jr.*   Trustee                  October 23, 2000
--------------------------
Philip Saunders, Jr.



/s/ Martin J. Gruber*        Trustee                 October 23, 2000
---------------------
Martin J. Gruber



/s/ Richard J. Herring*      Trustee                 October 23, 2000
-----------------------
Richard J. Herring



/s/ Bruce E. Langton*        Trustee                 October 23, 2000
---------------------
Bruce E. Langton



/s/ Harry Van Benschoten*    Trustee                 October 23, 2000
-------------------------
Harry Van Benschoten



By: /s/  Daniel O. Hirsch
    -----------------------
      Daniel O. Hirsch
      Secretary and Attorney-in-Fact

*By power of attorney

                                   SIGNATURES

       This Registration Statement contains certain disclosures regarding State Street MSCI(R) EAFE(R) Portfolio (the "Portfolio"), a series of State Street Master Funds (the "Trust"). The Trust has, subject to the next following sentence, duly caused this Registration Statement of Form N-1A of Homestead Funds, Inc. (the "Registrant") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on October 23, 2000. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

                               STATE STREET MASTER FUNDS
                               BY:       *
                                   -------------------------
                                   Kathleen Cuocolo
                                   President, State Street Master Funds

       This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on October 23, 2000. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE                                 TITLE
      *                           President (Principal Executive Officer), State Street Master Funds
----------------
Kathleen Cuocolo

      *                           Treasurer (Principal Accounting Officer), State Street Master Funds
----------------
James B. Little

      *                           Trustee, State Street Master Funds
----------------
William L. Boyan

      *                           Trustee, State Street Master Funds
----------------
Michael F. Holland

      *                           Trustee, State Street Master Funds
----------------
Rina K. Spence

      *                           Trustee, State Street Master Funds
----------------
Douglas T. Williams

*By: Julie A. Tedesco
as Attorney-in-Fact pursuant to Powers of Attorney